united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 4/30/24

Item 1. Reports to Stockholders.

THE PACIFIC FINANCIAL GROUP

ANNUAL REPORT

April 30, 2024

Distributed by Northern Lights Distributors, LLC FINRA Member

Annual Report

888-451-TPFG | TPFG.com

11811 NE 1st Street, Suite 201
Bellevue, WA 98005
800-735-7199 | Toll Free
866-583-8734 | Sales
425-451-7722 | Direct
425-451-7731 | Fax

Dear Fellow Shareholders:

The past year was marked by ongoing geopolitical conflicts, from Russia–Ukraine to the Middle East. Despite these challenges, the United States has demonstrated remarkable economic resilience. While inflation remains high relative to the Federal Reserve’s two percent target, we have successfully navigated one of the swiftest and largest (in terms of basis points per month) interest rate hiking cycles in history.

Market themes remain similar to the last annual shareholder letter. The three risks discussed in the most recent annual and semi-annual reports are still focal points impacting markets globally. As I mentioned, geopolitical risks remain at the status quo due to the continuation of the Russia-Ukraine and Middle East conflicts. Inflation is still above the Federal Reserve’s target; Core PCE began at 4.7% in May 2023 and has trickled down to 2.8% as of March 2024. Headline CPI remains in the 3% range, ending at 3.4% as of April 2024. Lastly, as expected, the Fed did not continue interest rate hikes after the semi -annual report letter in October 2023. The Fed fund rate remains at 5.25-5.50%, with the expectation for rate cuts starting in the second half of 2024.

The U.S. managed to avoid a recession in 2023, as fears of a “hard landing” were driven by aggressive quantitative tightening to dampen inflation. However, the U.S. labor force, consumer spending, and businesses essentially endured the higher prices and interest rates. Growth equity and the technology sector reclaimed their dominance in U.S. markets on themes of artificial intelligence.

Market performance over the past year, ending April 30, 2024, was generally positive across risky assets. The S&P 500 price index level reached record highs in January, breaching the 5000 milestone, and finished the one year ending April 30, 2024, at +22.66%. Continuing its strength in March 2024, the S&P 500 continued to breach 5100 and 5200 levels. A significant contribution of the S&P 500 Index performance was primarily driven by the “Magnificent Seven”1 from May to December 2023. However, markets have been broadening across market capitalization in the U.S. The U.S. energy sector and WTI Crude Oil trailed close behind the S&P 500 during the past year ending April 30, 2024, returning +20.15% and +19.21%, respectively. Developed ex-U.S. and emerging market equities also performed positively during the same time period. Since most PFG strategies have exposures to U.S. large capitalization equities, the PFG Strategies have benefited from the positive performance. In particular, the PFG Strategies with growth equity style tilts and higher U.S. home bias, such as PFG American Funds Growth Strategy, reaped the most outperformance relative to its benchmark. Generally, with the strength in U.S. equity markets relative to other equity markets, most PFG Strategies fared well during the one-year period ending April 30, 2024.

Most of 2023 turned out to be a better year for fixed income after a tough year in 2022. However, most fixed-income sectors struggled from January to April 2024. Short-duration treasuries, U.S. High Yield, and U.S. Floating Rate outperformed U.S. Aggregate Index, global bonds, and U.S. TIPs. Nevertheless, most PFG Strategies with higher allocations to fixed income managed to finish positive for the period ending April 30, 2024, except for PFG Fidelity Institutional AM Core Plus Bond Strategy. Overall, the majority of the PFG Strategies

[1]	Magnificent seven is defined by the largest seven contributing companies in the S&P 500: Microsoft, Apple, Nvidia, Alphabet, Amazon, Meta, and Tesla.

TPFG.com

20240604-3621164

11811 NE 1st Street, Suite 201
Bellevue, WA 98005
800-735-7199 | Toll Free
866-583-8734 | Sales
425-451-7722 | Direct
425-451-7731 | Fax

captured outperformance relative to their respective benchmarks, taking advantage of the strength of U.S. equity markets and pockets of fixed income.

Market performance from the beginning of the year ending April 2024 was generally positive across equities, except for most fixed-income sectors and real estate. Both fixed-income and real estate have faced headwinds since both asset classes are sensitive to interest rate levels. However, we should expect a better outcome as interest rates decline. The focal point for the latter half of 2024 will be the Fed’s first interest rate cut. Nonetheless, an easing cycle will not only benefit fixed income and real estate but should assist in continued momentum for equity markets. Lastly, U.S. growth projections remain low, single-digit for 2025, coupled with elevated U.S. equity valuations that are above its long-term averages. Although we do not expect the Federal Reserve to revert back to an extremely low-interest rate environment coupled with below-target inflation, we continue to vigilantly monitor potential risks and take precautions on market optimism.

Looking ahead, we maintain our optimism about the resilience of the U.S. economy and the invaluable role of our strategist research partners in navigating the ever-changing market environment. Above all, PFG stands firm in our commitment to our shareholders. We are dedicated to providing appropriate investment solutions that align with your long-term financial goals. Thank you for your continued trust in the Pacific Financial Group.

Sincerely,

Judith Cheng, CFA, CAIA
Chief Investment Officer
Pacific Financial Group, LLC
April 30, 2024

Mutual Funds Involve Risk Including Possible Loss of Principal. Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than the original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund shares.

Before investing you should carefully consider the investment objectives, risks, shares, and expenses of the Pacific Financial Group family of funds (referred to as PFG Strategies). This and other important information about the Funds/PFG Strategies are contained in the prospectus; to obtain a prospectus please call 1-888-451-TPFG. The prospectus should be read carefully before investing.

The Pacific Financial Group family of funds (PFG Strategies) is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

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20240604-3621164

PFG American Funds® Conservative Income Strategy Fund
Portfolio Review (Unaudited)
April 30, 2024

The PFG American Funds® Conservative Income Strategy provides investors with a broadly diversified strategic allocation that seeks current income and limited price volatility, including exposure to investment grade bonds and dividend-paying equities. The PFG American Funds® Conservative Income Strategy returned +0.23% over the trailing one-year period ending 4/30/2024, while the Morningstar Conservative Target Risk Index returned +1.77% for the same period. The American Funds American Balanced Fund (+12.78%) was the top performer over the trailing year, followed by the American Funds American Mutual Fund (+10.30%). The American Funds Strategic Bond Fund (-5.97%) and American Funds Bond Fund of America Fund (-1.57%) finished negative for the period ending 4/30/2024. There were no negative performing underlying funds for the period ending 4/30/2024. On a weighted basis, the American Funds American Mutual Fund (+1.04%) and American Funds Income Fund of America Fund (+0.72%) were the largest contributors to performance, while the American Funds Strategic Bond Fund (-0.61%) and American Funds Bond Fund of America Fund (-0.31%) were the largest detractors. The small exposure to equities in the American Funds Income Fund of America and American Funds American Balanced Fund contributed to the positive performance albeit lagging its benchmark. The underperformance relative to the Morningstar Conservative Target Risk Total Return Index. is primarily due to weakness in intermediate fixed income.

The Fund’s performance figures* for the periods ended April 30, 2024 as compared to its benchmark:

		Annualized
	One	Three	Performance
	Year	Year	Since Inception**
PFG American Funds® Conservative Income Strategy Fund
Class R	0.23%	(1.94)%	(0.03)%
Morningstar Conservative Target Risk Index (Total Return)***	1.77%	(2.07)%	0.88%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.32% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.26% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.

The PFG American Funds® Conservative Income Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG American Funds® Conservative Income Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the the PFG American Funds® Conservative Income Strategy Fund in particular or the ability of The Morningstar Conservative Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR CONSERVATIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	74.8%
Open End Funds - Mixed Allocation	14.9%
Open End Funds - Equity	9.9%
Money Market Fund	0.3%
Other Assets in Excess of Liabilties - Net	0.1%
100.0%

Please refer to the Schedule of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2024.

PFG American Funds® Growth Strategy Fund
Portfolio Review (Unaudited)
April 30, 2024

The PFG American Funds® Growth Strategy provides investors with a broadly diversified, strategic equity allocation that is designed to take advantage of opportunities across regions and market capitalization with active fundamental stock selection in the underlying funds. The PFG American Funds® Growth Strategy returned +20.79% for the one-year period ending 4/30/2024, while the Morningstar Aggressive Target Risk Index returned +14.24% for the same period. The top performer over the trailing one-year period was the American Funds Growth Fund of America (+32.29%), with the American Funds Fundamental Investor Fund (+25.67%), American Funds AMCAP Fund (+24.47%), and American Funds New Economy (+23.88%) outperforming the Morningstar Aggressive Target Risk Total Return Index. There were no negative performing underlying funds for the period ending 4/30/2024. Similarly, on a weighted basis, the American Funds Growth Fund of America (+7.74%) was the largest contributor to performance and no detractors for the period ending 4/30/2024. Growth-style equities performed well, continuing their strength from first quarter of 2023 with tailwinds from artificial intelligence and big technology names.

The Fund’s performance figures* for the periods ended April 30, 2024 as compared to its benchmark:

		Annualized
	One	Three	Performance
	Year	Year	Since Inception**
PFG American Funds® Growth Strategy Fund
Class R	20.79%	0.69%	10.47%
Morningstar Aggressive Target Risk Index (Total Return)***	14.24%	2.98%	12.99%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.37% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG American Funds® Growth Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG American Funds® Growth Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG American Funds® Growth Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	99.8%
Money Market Fund	0.3%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2024.

PFG BNY Mellon Diversifier Strategy Fund
Portfolio Review (Unaudited)
April 30, 2024

The PFG BNY Mellon® Diversifier Strategy utilizes traditional fixed income with blend of alternative asset classes to diversify from traditional bond exposure during different market cycles. The Strategy is built to hedge inflation and to utilize alternative asset classes for diversification against traditional asset classes with a secondary objective of capital appreciation. Target weightings for the Strategy are as follows: 60% is investment grade fixed income or floating rate, 30% is diversifiers (or real return), and 10% in Natural Resources or Real Estate. The PFG BNY Mellon® Diversifier Strategy returned +0.06% for the one-year period ending 4/30/2024, while the Bloomberg US Aggregate Bond Index returned -1.47% for the same period. The BNY Mellon Natural Resources Fund (+13.46%) was the top performer over the trailing one-year period ending 4/30/2024. There were no negative performing underlying funds for the period ending 4/30/2024. On a weighted basis, the BNY Mellon Global Real Return Fund (+1.28%) and BNY Mellon Natural Resources Fund (+0.67%) were the largest contributors to performance. We attribute the Strategy’s outperformance to general tactical positioning in natural resources and real assets during elevated inflationary and high interest rates environment over the trailing one-year period.

The Fund’s performance figures* for the periods ended April 30, 2024 as compared to its benchmark:

		Annualized
	One	Three	Five	Performance
	Year	Year	Year	Since Inception**
PFG BNY Mellon Diversifier Strategy Fund
Class R	0.06%	(1.91)%	1.42%	0.76%
Bloomberg U.S. Aggregate Bond Index***	(1.47)%	(3.54)%	(0.16)%	0.37%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.74% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.68% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	67.7%
Open End Funds - Alternative	23.0%
Open End Funds - Equity	6.9%
Exchange-Traded Fund - Equity	2.0%
Money Market Fund	0.4%
Other Assets in Excess of Liabilities - Net	(0.0	)% (a)
	100.0%

(a)	Amount represents less than 0.05%

Please refer to the Schedule of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2024.

PFG BR Target Allocation Equity Strategy Fund
Portfolio Review (Unaudited)
April 30, 2024

The inception for this Strategy was 10/29/2021. The PFG BR Tactical Allocation Equity Strategy is tactically managed providing investors with global equity exposure. The PFG BR Tactical Allocation Equity Strategy returned +16.62% for the one-year period ending 04/30/2024, while the Morningstar Aggressive Target Risk Index returned +14.24% for the same period. The iShares US Technology ETF (+19.54%), iShares MSCI USA Quality Factor ETF (+18.54%), iShares MSCI Emerging Markets Ex China ETF (+16.67%), iShares Core S&P 500 ETF (+15.56%) and iShares S&P 100 ETF (+15.33%) outperformed the Morningstar Aggressive Target Risk Index over the trailing one-year period ending 4/30/2024. The iShares ESG Advanced MSCI EAFE ETF (-0.75%) and iShares ESG Aware MSCI EAFE ETF (-1.33%) led declines. On a weighted basis, the iShares Core S&P 500 ETF (+8.30%) was the largest contributor to performance, while the iShares ESG Advanced MSCI EAFE ETF (-0.08%) and iShares ESG Aware MSCI EAFE ETF (-0.14%) were the largest detractors.

The Fund’s performance figures* for the periods ended April 30, 2024 as compared to its benchmark:

		Annualized
	One	Three	Performance
	Year	Year	Since Inception**
PFG BR Target Allocation Equity Strategy Fund
Class R	16.62%	2.13%	10.94%
Morningstar Aggressive Target Risk Index (Total Return)***	14.24%	2.98%	12.99%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.22% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.16% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG BR Target Allocation Equity Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG BR Target Allocation Equity Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG BR Target Allocation Equity Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	99.4%
Money Market Fund	0.7%
Liabilities in Excess of Other Assets - Net	(0.1)%
100.0%

Please refer to the Schedule of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2024.

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund
Portfolio Review (Unaudited)
April 30, 2024

The inception for this Strategy was 10/29/2021. The PFG Fidelity Institutional AM® Core Plus Bond Strategy provides investors with a strategic, broadly diversified fixed income allocation tracking the Bloomberg US Aggregate Bond Index exposure. The PFG Fidelity Institutional AM® Core Plus Bond Strategy returned +0.87% for the one-year period ending 4/30/2024, while the Bloomberg US Aggregate Bond Index returned -1.47% over the same period. The Fidelity Advisor Strategic Income Fund (+4.50%) was the top performer for the one-year period ending 4/30/2024, followed by Fidelity Corporate Bond ETF (+1.99%) and iShares Short Treasury Bond ETF (+1.19%). The Fidelity Environmental Bond Fund (-1.53%) and Fidelity Sustainability Bond Index (-1.45%) led declines. On a weighted basis, the Fidelity Advisor Strategic Income Fund (+0.57%) was the and Fidelity Corporate Bond ETF (+0.52%) were the largest contributors to performance, while the Fidelity Sustainability Bond Index Fund (-1.06%) was the largest detractor. We attribute the Strategy’s outperformance to the exposure in US high yield and shorter duration fixed income.

The Fund’s performance figures* for the periods ended April 30, 2024 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund
Class R	(1.57)%	(5.59)%
Bloomberg U.S. Aggregate Bond Index***	(1.47)%	(4.63)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.24% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.18% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on October 29, 2021.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange-Traded Funds - Fixed Income	50.5%
Open End Funds - Fixed Income	48.8%
Money Market Fund	0.6%
Other Assets in Excess of Liabilities - Net	0.1%
100.0%

Please refer to the Schedule of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2024.

PFG Fidelity Institutional AM® Equity Index Strategy Fund
Portfolio Review (Unaudited)
April 30, 2024

The PFG Fidelity Institutional AM® Equity Index Strategy provides investors with a passive, globally diversified, strategic equity allocation. This PFG Strategy is strategic beta exposure to broad market indexes typically rebalancing on an annual basis. The PFG Fidelity Institutional AM® Equity Index Strategy returned +14.93% for the one-year period ending 4/30/204, while the Morningstar Aggressive Target Risk Index returned +14.24% for the same period. The Fidelity 500 Index Fund (+22.66%), the Fidelity Mid Cap Index Fund (+16.34%) and Fidelity Small Cap Index Fund (+13.45%) were the top performers. There were no negative performing underlying funds for the period ending 4/30/2024. On a weighted basis, the Fidelity 500 Index Fund (+12.51%) was the largest contributor to performance. We attribute the Strategy’s outperformance to the strength in US equities during this time period.

The Fund’s performance figures* for the periods ended April 30, 2024 as compared to its benchmark:

		Annualized
x	One	Three	Performance
	Year	Year	Since Inception**
PFG Fidelity Institutional AM® Equity Index Strategy Fund
Class R	14.93%	2.73%	11.92%
Morningstar Aggressive Target Risk Index (Total Return)***	14.24%	2.98%	12.99%

*       The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.08% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.02% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**       Commencement of trading was on May 2, 2020.

***       The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG Fidelity Institutional AM® Equity Index Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Fidelity Institutional AM® Equity Index Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Fidelity Institutional AM® Equity Index Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	78.3%
Money Market Fund	0.7%
Other Assets in Excess of Liabilities - Net	21.0%
100.0%

Please refer to the Schedule of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2024.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Portfolio Review (Unaudited)
April 30, 2024

The PFG Fidelity Institutional AM® Equity Sector Strategy provides investors with a tactically managed allocation that tilts exposure to sectors based on shifts in the business cycle. As of 4/30/2024, the current positioning is defensively positioned in the later stage of the US business cycle. The Strategy is slightly overweight in cyclical sectors such as Technology and Industrials. Current underweight as of 4/30/2024 consists of Consumer Discretionary, Healthcare, and Consumer Staples. The PFG Fidelity Institutional AM® Equity Sector Strategy returned +15.38% for the one-year period ending 4/30/2024, while the Morningstar Aggressive Target Risk Index returned +14.24% for the same period. The bulk of outperformance on a trailing one-year basis as of 4/30/2024, as compared to the Strategy’s benchmark, was driven by Fidelity Advisor Technology Fund (+40.97%). The Fidelity MSCI Industrials ETF (+25.59%), Fidelity MSCI Financials ETF (+25.42%), Fidelity Advisor Communication Services Fund (+24.93%), and Fidelity MSCI Consumer Discretionary ETF (21.18%) were the top performers for the one-year period ending 4/30/2024. On a weighted basis, the Fidelity Advisor Technology Fund (+8.81%) and the Fidelity MSCI Materials ETF (+2.35%) were the top contributors to performance. The Fidelity MSCI Consumer Staples ETF (-0.25%) was the only detractor from performance. We attribute the Strategy’s outperformance, relative to its benchmark, to favorable tilts in the Industrials, Communication Services, and Technology sectors.

The Fund’s performance figures* for the periods ended April 30, 2024 as compared to its benchmark:

		Annualized
	One	Three	Performance
	Year	Year	Since Inception**
PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Class R	15.38%	7.84%	14.27%
Morningstar Aggressive Target Risk Index (Total Return)***	14.24%	2.98%	12.99%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.36% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.30% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG Fidelity Institutional AM® Equity Sector Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Fidelity Institutional AM® Equity Sector Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Fidelity Institutional AM® Equity Sector Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	48.2%
Exchange Traded Funds - Equity	46.8%
Money Market Fund	0.5%
Other Assets in Excess of Liabilities - Net	4.5%
100.0%

Please refer to the Schedule of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2024.

PFG Invesco® Equity Factor Rotation Strategy Fund
Portfolio Review (Unaudited)
April 30, 2024

The inception for this Strategy was 10/29/2021. The PFG Invesco® Equity Factor Rotation Strategy provides investors with exposure to global equities that is tactically managed and utilizes equity factor-based tilts based on US business cycles. The PFG Invesco® Equity Factor Rotation Strategy returned +17.12% for the one-year period ending 4/30/2024, while the Morningstar Aggressive Target Risk Index returned +14.24% for the same period. The Invesco S&P 500 Momentum ETF (+34.33%), Invesco WilderHill Clean Energy Water Resources ETF (+23.88%) and Invesco S&P MidCap 400 GARP ETF (+19.74) were the top performers for the one-year period ending 4/30/2024. The Invesco Russell 2000 Dynamic Multifactor ETF (-6.26%) and Invesco Solar ETF (-4.80%) were the worst performers for the one-year period ending 4/30/2024. On a weighted basis, the Invesco S&P 500 Momentum ETF (+5.04%), Invesco MSCI Sustainable Future ETF (+3.57%) and Invesco S&P 500 MidCap 400 GARP ETF (+2.46) were the top contributors to performance. The Invesco Russell 2000 Dynamic Multifactor ETF (-0.35%) and Invesco Emerging Markets Low Volatility ETF (-0.24%) were the largest detractors from performance. We attribute the Strategy’s overperformance, relative to its benchmark, to its repositioning of factor exposures to a recovery business cycle that captured the outperformance of US large cap growth equities.

The Fund’s performance figures* for the periods ended April 30, 2024 as compared to its benchmark:

		Annualized
	One	Performance
	Year	Since Inception**
PFG Invesco® Equity Factor Rotation Strategy Fund
Class R	17.12%	(5.70)%
Morningstar Aggressive Target Risk Index (Total Return)***	14.24%	1.41%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.69% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.63% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on October 29, 2021.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG Invesco® Equity Factor Rotation Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Invesco® Equity Factor Rotation Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Invesco® Equity Factor Rotation Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	99.6%
Money Market Fund	0.4%
Liabilities in Excess of Other Assets - Net	(0.0	)% (a)
	100.0%

(a)	Amount represents less than 0.05%

Please refer to the Schedule of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2024.

PFG Janus Henderson® Balanced Strategy Fund
Portfolio Review (Unaudited)
April 30, 2024

The inception for this Strategy was 10/29/2021. The PFG Janus Henderson® Balanced Strategy provides investors with a concentrated exposure to Janus Henderson Balanced Fund that dynamically adjusts equity and fixed income exposure between 30% to 70% of the Strategy complemented with other Janus Henderson underlying funds depending on market conditions. The PFG Janus Henderson® Balanced Strategy returned +9.03% for the one-year period ending 4/30/2024, while the Morningstar Moderate Target Risk returned +8.25% over the same period. Notable tilts as of 4/30/2024 include overweight to US small and mid-cap equities and short duration fixed income. The Janus Henderson Balanced Fund which comprises ~80% of the Strategy as of 4/30/2024 currently has around 62% of equities with 98% equities exposure in North America. The Janus Henderson Small/Mid Cap Growth Alpha ETF (+18.03%) and Janus Henderson Contrarian Fund (+14.52%) were the top performers for the one-year period ending 4/30/2024. On a weighted basis, the Janus Henderson Balanced Fund (+9.27%) was the top contributor to performance while the Janus Henderson Mortgage-Backed Securities ETF (-0.10%) was the largest detractor from performance.

The Fund’s performance figures* for the periods ended April 30, 2024 as compared to its benchmark:

		Annualized
x	One	Performance
	Year	Since Inception**
PFG Janus Henderson® Balanced Strategy Fund
Class R	9.03%	(1.89)%
Morningstar Moderate Target Risk Index (Total Return)***	8.25%	(0.79)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.60% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.54% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on October 29, 2021.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

The PFG Janus Henderson® Balanced Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Janus Henderson® Balanced Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Janus Henderson® Balanced Strategy Fund in particular or the ability of The Morningstar Moderate Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR MODERATE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Mixed Allocation	79.8%
Open End Funds - Equity	9.5%
Exchange Traded Funds - Fixed Income	6.6%
Exchange Traded Funds - Equity	2.9%
Open End Funds - Fixed Income	1.0%
Money Market Fund	1.9%
Liabilities in Excess of Other Assets - Net	(1.7)%
100.0%

Please refer to the Schedule of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2024.

PFG JP Morgan Tactical® Aggressive Strategy Fund
Portfolio Review (Unaudited)
April 30, 2024

The PFG JP Morgan® Tactical Aggressive Strategy provides a tactically managed globally diversified equity allocation based upon market conditions across regions, market capitalization and equity style. The PFG JP Morgan® Tactical Aggressive Strategy returned +15.63% for the one-year period ending 4/30/2024, while the Morningstar Aggressive Target Risk Index returned +14.24% for the same period. The JP Morgan Large Cap Growth Fund (+36.31%) and the JP Morgan Growth Advantage Fund (+35.05%) were the top performers for the one-year period ending 4/30/2024. There were no negative performers for the period ending 04/30/2024. On a weighted basis, the JP Morgan US Equity Fund (+4.62%) and the JPMorgan Large Cap Growth Fund (+3.49%) were the top contributors to performance. We attribute the outperformance to the portfolio’s tilt to US Equity and US Equity Large Cap Growth exposure relative to Morningstar Aggressive Target Risk Index.

The Fund’s performance figures* for the periods ended April 30, 2024 as compared to its benchmark:

		Annualized
	One	Three	Five	Performance
	Year	Year	Year	Since Inception**
PFG JP Morgan Tactical® Aggressive Strategy Fund
Class R	15.63%	2.85%	7.58%	6.40%
Morningstar Aggressive Target Risk Index (Total Return)***	14.24%	2.98%	8.15%	7.57%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.39% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.33% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG JP Morgan Tactical® Aggressive Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG JP Morgan Tactical® Aggressive Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG JP Morgan Tactical® Aggressive Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	56.4%
Exchange Traded Funds - Equity	38.7%
Open End Funds - Alternative	4.6%
Money Market Fund	0.5%
Liabilities in Excess of Other Assets - Net	(0.2)%
100.0%

Please refer to the Schedule of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2024.

PFG JP Morgan® Tactical Moderate Strategy Fund
Portfolio Review (Unaudited)
April 30, 2024

The PFG JP Morgan® Tactical Moderate Strategy provides a globally diversified allocation with the ability to tactically adjust the equity and fixed income exposure based upon market conditions. The PFG JP Morgan® Tactical Moderate Strategy returned +8.33% for the one-year period ending 4/30/2024, while the Morningstar Moderate Target Risk Index returned +8.25% for the same period. The JP Morgan Large Cap Growth Fund (+36.31%) and the JP Morgan Growth Advantage Fund (+32.75%) were the top performers for the one-year period ending 4/30/2024. The JPMorgan Core Bond Fund (-3.13%) and iShares 10-20 Year Treasury Bond ETF (-6.72%) led declines. On a weighted basis, the JPMorgan US Equity ETF (+2.60%) and JPMorgan BetaBuilders US Equity ETF were the top contributors to performance while the JPMorgan BetaBuilders US Aggregate Bond ETF (-0.27%) and iShares 10-20 Year Treasury Bond ETF (-0.45%) were the largest detractors from performance. The Strategy shifted from a 60% neutral weight to equities at the end of 3Q2024 to a 3% overweight to equities at the end of 1Q2024 and ended at 2.5% overweight equities relative to the 60/40 portfolio. The current preference is for risk assets in US large cap equities and has contributed to slight outperformance relative to Morningstar Moderate Target Risk Total Return Index and underperformed relative to Morningstar Target Risk Total Return Index.

The Fund’s performance figures* for the periods ended April 30, 2024 as compared to its benchmark:

		Annualized
	One	Three	Five	Performance
	Year	Year	Year	Since Inception**
PFG JP Morgan® Tactical Moderate Strategy Fund
Class R	8.33%	(0.02)%	4.12%	3.29%
Morningstar Moderately Aggressive Target Risk Index (Total Return)***	11.62%	1.87%	6.97%	6.40%
Morningstar Moderate Target Risk Index (Total Return)****	8.25%	0.60%	5.34%	5.14%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.37% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.31% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of operations and trading was March 15, 2018.

***	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

****	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

The PFG JP Morgan® Tactical Moderate Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG JP Morgan® Tactical Moderate Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG JP Morgan® Tactical Moderate Strategy Fund in particular or the ability of The Morningstar Moderately Aggressive Target Risk Index (Total Return) and Morningstar Moderate Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR MODERATELY AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) AND MORNINGSTAR MODERATE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	33.5%
Exchange Traded Funds - Equity	27.1%
Exchange Traded Funds - Fixed Income	19.2%
Open End Funds - Fixed Income	16.2%
Open End Funds - Alternative	3.8%
Money Market Fund	0.4%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Schedule of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2024.

PFG Meeder Tactical Strategy Fund
Portfolio Review (Unaudited)
April 30, 2024

The PFG Meeder Tactical Strategy provides a tactical allocation of equity and fixed income exposures based on current market conditions. This PFG Meeder Tactical Strategy returned +12.74% for the one-year period ending 4/30/2024, while the Morningstar Moderate Target Risk Index returned +8.33% for the same period. The Meeder Dynamic Allocation Fund (+17.00%) and Meeder Muirfield Fund (15.91%) were the top performers for the one-year period ending 4/30/2024. On a weighted basis, the Meeder Muirfield Fund (+8.91%) was a top contributor to performance. As of 4/30/2024, Meeder favors US equities over international equities. From a sector standpoint, the Strategy currently has an overweight to information technology, financials and consumer discretionary as of 4/30/2024. Overall, the strategy is positioned more “risk-on” as of 4/30/2024, with the tilts into shorter duration fixed income and US High Yield.

The Fund’s performance figures* for the periods ended April 30, 2024 as compared to its benchmark:

		Annualized
	One	Three	Five	Performance
	Year	Year	Year	Since Inception**
PFG Meeder Tactical Strategy Fund
Class R	12.74%	2.05%	4.19%	3.20%
Morningstar Moderate Target Risk Index (Total Return)***	8.25%	0.60%	5.34%	5.20%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.03% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.97% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

The PFG Meeder Tactical Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Meeder Tactical Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Meeder Tactical Strategy Fund in particular or the ability of The Morningstar Moderate Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR MODERATE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	76.3%
Open End Funds - Mixed Allocation	10.7%
Open End Funds - Alternative	10.1%
Open End Funds - Fixed Income	2.7%
Money Market Fund	0.4%
Liabilities in Excess of Other Assets - Net	(0.2)%
100.0%

Please refer to the Schedule of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2024.

PFG MFS® Aggressive Growth Strategy Fund
Portfolio Review (Unaudited)
April 30, 2024

The PFG MFS® Aggressive Growth Strategy provides a strategically managed, globally diversified equity allocation.and holds diversifying allocations to real estate and commodities. The Strategy approaches portfolio management from a strategic and risk-based approach. As of 4/30/2024, the PFG MFS Aggressive Growth Strategy consists of 58.5% US Equities across various styles and market caps; 30% is in non-US assets, comprised of International Developed and Emerging Markets; and 10% in real estate and commodities. The PFG Strategy returned +11.74% for the one-year period ending 4/30/2024, while the Morningstar Aggressive Target Risk Index returned +14.24% for the same period. The MFS Growth Fund (+34.15%) and MFS Research Fund (+21.02%) were the top performers for the one-year period ending 4/30/2024. The MFS Global Real Estate Fund (-1.60%) led the declines. On a weighted basis, MFS Growth Fund (+3.82%) and MFS Research Fund (+2.24%) were the top contributors to performance, while other underlying funds were positive contributors as well. The MFS Global Real Estate Fund (-0.05%) was the only detractor from performance. We attribute the Strategy’s underperformance over the trailing one-year period due to strategic weights in international and US Value equities along with weakness in Real Estate.

The Fund’s performance figures* for the periods ended April 30, 2024 as compared to its benchmark:

		Annualized
	One	Three	Five	Performance
	Year	Year	Year	Since Inception**
PFG MFS® Aggressive Growth Strategy Fund
Class R	11.74%	1.65%	6.65%	6.43%
Morningstar Aggressive Target Risk Index (Total Return)***	14.24%	2.98%	8.15%	7.57%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.62% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.56% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG MFS® Aggressive Growth Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG MFS® Aggressive Growth Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG MFS® Aggressive Growth Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	85.0%
Exchange Traded Funds - Equity	9.8%
Exchange Traded Funds - Commodity	4.8%
Money Market Fund	0.5%
Liabilities in Excess of Other Assets - Net	(0.1)%
100.0%

Please refer to the Schedule of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2024.

PFG PIMCO Active Core Bond Strategy Fund
Portfolio Review (Unaudited)
April 30, 2024

The PFG PIMCO Active Core Bond Strategy provides investors with a diversified fixed income allocation across domestic and foreign countries varying in maturity and credit quality. The PFG PIMCO Active Core Bond Strategy returned +0.84% for the one-year period ending 4/30/2024, while the Bloomberg US Aggregate Bond Index returned -1.47% for the same period. The PIMCO International Bond (US Hedged) Fund (+6.48%) was the top performer over the trailing one year, while PIMCO Real Return (-1.63%) led declines. On a weighted basis, The PIMCO Income Fund was the largest contributor (+1.40%) over the trailing one year, while the PIMCO International Bond (US Hedged) Fund was the second largest contributor (+0.76%). The PIMCO Total Return was the largest detractor from performance. Overall, the PFG PIMCO Active Core Bond Strategy outperformed its benchmark, Bloomberg US Aggregate Bond Index, and we attribute the outperformance over the trailing one-year period to shorter duration and exposure to high yield fixed income.

The Fund’s performance figures* for the periods ended April 30, 2024 as compared to its benchmark:

		Annualized
	One	Three	Five	Performance
	Year	Year	Year	Since Inception**
PFG PIMCO Active Core Bond Strategy Fund
Class R	0.84%	(3.62)%	(0.83)%	(0.56)%
Bloomberg U.S. Aggregate Bond Index***	(1.47)%	(3.54)%	(0.16)%	0.37%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.59% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.53% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	99.3%
Money Market Fund	0.5%
Other Assets in Excess of Liabilities - Net	0.2%
100.0%

Please refer to the Schedule of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2024.

PFG Tactical Income Strategy Fund
Portfolio Review (Unaudited)
April 30, 2024

The PFG Tactical Income Strategy seeks income with a focus on tactical high yield strategies, investment grade credit, and dividend paying equities. This PFG Tactical Income Strategy returned +5.59% for the one-year period ending 4/30/2024, while the Morningstar Moderate Conservative Target Risk Total Return Index returned +5.53% for the same period. The Counterpoint Tactical Income Fund (+7.97%) and Janus Henderson High Yield Fund (+7.83%) were the top performers for the one-year period ending 4/30/2024. The Janus Henderson Developed World Bond Fund (-2.69%), Janus Henderson Mortgage-Backed Securities ETF (-1.95%), and Janus Henderson Flexible Bond Fund (-1.22%) led declines. On a weighted basis, the Janus Henderson Global Technology and Innovation Fund (+2.99%) and Counterpoint Tactical Income Fund (+1.51%) were the top contributors to performance. The Janus Flexible Bond Fund (-0.12%) and Janus Henderson Developed World Bond (-0.29%) were the largest detractors from performance.

The Fund’s performance figures* for the periods ended April 30, 2024 as compared to its benchmark:

		Annualized
	One	Three	Performance
	Year	Year	Since Inception**
PFG Tactical Income Strategy Fund
Class R	5.59%	(0.59)%	3.25%
Morningstar Moderately Conservative Target Risk Index (Total Return)***	5.43%	(0.45)%	4.25%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.03% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.97% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 40% global equity exposure and 60% global bond exposure. Investors cannot invest directly in an index.

The PFG Tactical Income Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Tactical Income Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Tactical Income Strategy Fund in particular or the ability of The Morningstar Moderately Conservative Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR MODERATELY CONSERVATIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	48.6%
Open End Funds - Equity	29.4%
Open End Funds - Mixed Allocation	12.1%
Exchange Traded Funds - Fixed Income	9.7%
Money Market Fund	0.5%
Liabilities in Excess of Other Assets - Net	(0.3)%
100.0%

Please refer to the Schedule of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2024.

Mutual Funds Involve Risk Including Possible Loss of Principal. Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than the original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund shares. Before investing you should carefully consider the investment objectives, risks, shares, and expenses of the Pacific Financial Group family of funds (referred to as PFG Strategies). This and other important information about the Funds/PFG Strategies are contained in the prospectus; to obtain a prospectus please call 1-888-451-TPFG. The prospectus should be read carefully before investing. The Pacific Financial Group family of funds (PFG Strategies) is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities Mortgage-backed Securities (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency).

The Morningstar Target Risk Index Family provides global market risk levels that are scaled to fit five equity market risk profiles: aggressive, moderately aggressive, moderate, moderately conservative, and conservative. The Morningstar Conservative Target Risk Total Return Index consists of 13% U.S. Equity Exposure, 9% Non-U.S. Equity Exposure, 58% U.S. Bond Exposure, 18% Non-U.S. Bond Exposure, and 2% Inflation Hedge. The Morningstar Moderate Conservative Target Risk Total Return Index consists of 26% U.S. Equity Exposure, 16% Non-U.S. Equity Exposure, 44% U.S. Bond Exposure, 13% Non-U.S. Bond Exposure, and 1% Inflation Hedge. The Morningstar Moderate Target Risk Total Return Index consists of 36% U.S. Equity Exposure, 26% Non-U.S. Equity Exposure, 29% U.S. Bond Exposure, 8% Non-U.S. Bond Exposure, and 1% Inflation Hedge. The Morningstar Moderate Aggressive Target Risk Total Return Index consists of 48% U.S. Equity Exposure, 34% Non-U.S. Equity Exposure, 14% U.S. Bond Exposure, and 4% Non-U.S. Bond Exposure. The Morningstar Aggressive Target Risk Total Return Index consists of 57% U.S. Equity Exposure, 39% Non-U.S. Equity Exposure, 3% U.S. Bond Exposure, and 1% Non-U.S. Bond Exposure.

The benchmark returns reflect the reinvestment of dividends and interest, but do not reflect the deduction of fees, expenses, transaction costs, nor taxes that actual shareholder accounts are subject to. The indexes are presented as broad-based measures of the equity and fixed income markets. Index returns have been taken from published sources. Investors cannot invest directly in an index. Investing in any security involves a risk of loss.

20240604-3622894

PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	EQUITY - 9.9%
376,313	American Mutual Fund, Class R-6	$19,745,118

	FIXED INCOME - 74.8%
1,081,867	American Funds Multi-Sector Income Fund, Class R-6	9,909,900
2,246,218	American Funds Strategic Bond Fund, Class R-6	19,811,640
3,599,682	Bond Fund of America (The), Class R-6	39,452,520
4,055,590	Intermediate Bond Fund of America, Class R-6	49,356,534
3,174,799	Short Term Bond Fund of America, Class R-6	29,843,109
		148,373,703
	MIXED ALLOCATION - 14.9%
300,484	American Balanced Fund, Class R-6	9,846,850
836,673	Income Fund of America (The), Class R-6	19,778,942
		29,625,792

	TOTAL OPEN END FUNDS (Cost $212,137,388)	197,744,613

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
596,202	BlackRock Liquidity FedFund, Institutional Class, 5.18% (Cost $596,202)(a)	596,202

	TOTAL INVESTMENTS - 99.9% (Cost $212,733,590)	$198,340,815
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	141,343
	NET ASSETS - 100.0%	$198,482,158

(a)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.8%
	EQUITY - 99.8%
3,794,720	AMCAP Fund, Class R-6	$155,735,292
2,049,170	American Funds Fundamental Investors, Class R-6	156,884,469
2,860,234	Growth Fund of America (The), Class R-6	194,781,906
1,364,837	New Economy Fund (The), Class R-6	78,464,453
1,345,416	New Perspective Fund, Class R-6	78,841,362
1,756,381	Smallcap World Fund, Inc., Class R-6	118,239,554
	TOTAL OPEN END FUNDS (Cost $758,215,086)	782,947,036

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
2,255,473	BlackRock Liquidity FedFund, Institutional Class, 5.18% (Cost $2,255,473)(a)	2,255,473

	TOTAL INVESTMENTS - 100.1% (Cost $760,470,559)	$785,202,509
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(535,728)
	NET ASSETS - 100.0%	$784,666,781

(a)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 2.0%
	EQUITY - 2.0%
48,551	iShares Global Infrastructure ETF (Cost $2,292,615)	$2,296,948

	OPEN END FUNDS — 97.6%
	ALTERNATIVE - 23.0%
1,702,531	BNY Mellon Global Real Return Fund, Class I	26,304,098

	EQUITY - 6.9%
308,066	BNY Mellon Global Real Estate Securities Fund, Class I	2,285,853
110,831	BNY Mellon Natural Resources Fund, Class I	5,594,769
		7,880,622
	FIXED INCOME - 67.7%
8,697,193	BNY Mellon Core Plus Fund, Class I	77,405,020

	TOTAL OPEN END FUNDS (Cost $114,166,472)	111,589,740

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
410,734	BlackRock Liquidity FedFund, Institutional Class, 5.18% (Cost $410,734)(a)	410,734

	TOTAL INVESTMENTS - 100.0% (Cost $116,869,821)	$114,297,422
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(b)	(1,515)
	NET ASSETS - 100.0%	$114,295,907

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2024.

(b)	Amount represents less than 0.05%.

See accompanying Notes to Financial Statements.

PFG BR TARGET ALLOCATION EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY - 99.4%
528,464	BlackRock U.S. Equity Factor Rotation ETF	$22,475,574
66,326	iShares Core MSCI Emerging Markets ETF	3,425,738
168,090	iShares Core S&P 500 ETF	84,791,320
197,613	iShares Currency Hedged MSCI EAFE ETF	6,807,768
51,881	iShares Global Energy ETF	2,237,627
136,870	iShares MSCI EAFE Growth ETF	13,533,706
256,303	iShares MSCI EAFE Value ETF	13,704,521
141,415	iShares MSCI Emerging Markets ex China ETF	7,978,634
157,689	iShares MSCI USA Quality Factor ETF	24,750,865
222,087	iShares S&P 500 Growth ETF	18,042,348
76,163	iShares S&P 500 Value ETF	13,617,183
53,300	iShares U.S. Infrastructure ETF	2,250,859
87,671	iShares U.S. Technology ETF	11,236,792
	TOTAL EXCHANGE-TRADED FUNDS (Cost $214,042,652)	224,852,935

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
1,452,924	BlackRock Liquidity FedFund, Institutional Class, 5.18% (Cost $1,452,924)(a)	1,452,924

	TOTAL INVESTMENTS - 100.1% (Cost $215,495,576)	$226,305,859
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(183,073)
	NET ASSETS - 100.0%	$226,122,786

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

PFG FIDELITY INSTITUTIONAL AM® CORE PLUS BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 50.5%
	FIXED INCOME - 50.5%
295,202	Fidelity Corporate Bond ETF(a)	$13,316,562
74,424	Fidelity Total Bond ETF	3,279,121
205,132	Invesco Taxable Municipal Bond ETF	5,286,252
53,003	iShares MBS ETF	4,745,889
	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,746,050)	26,627,824

	OPEN END FUNDS — 48.8%
	FIXED INCOME - 48.8%
705,596	Fidelity Advisor Strategic Income Fund, Class Z	7,937,955
1,933,742	Fidelity Total Bond Fund, Class Z	17,790,426
	TOTAL OPEN END FUNDS (Cost $25,637,992)	25,728,381

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
200,686	BlackRock Liquidity FedFund, Institutional Class, 5.18% (Cost $200,686)(b)	200,686
95,890	Fidelity Treasury Money Market Fund, 5.18% (a)	95,890
	TOTAL SHORT-TERM INVESTMENTS (Cost $296,576)	296,576

	TOTAL INVESTMENTS - 99.9% (Cost $52,680,618)	$52,652,781
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	39,225
	NET ASSETS - 100.0%	$52,692,006

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 78.3%
	EQUITY - 78.3%
981,504	Fidelity 500 Index Fund, Institutional Premium Class	$171,704,254
6,228,562	Fidelity Global ex US Index Fund, Institutional Premium Class	89,753,584
580,304	Fidelity Mid Cap Index Fund, Institutional Premium Class	17,855,955
724,274	Fidelity Small Cap Index Fund, Institutional Premium Class	17,737,482
	TOTAL OPEN END FUNDS (Cost $260,066,315)	297,051,275

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
2,531,484	BlackRock Liquidity FedFund, Institutional Class, 5.18% (Cost $2,531,484)(a)	2,531,484

	TOTAL INVESTMENTS - 79.0% (Cost $262,597,799)	$299,582,759
	OTHER ASSETS IN EXCESS OF LIABILITIES - 21.0%	79,599,339
	NET ASSETS - 100.0%	$379,182,098

(a)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 46.8%
	EQUITY - 46.8%
240,633	Fidelity MSCI Consumer Discretionary Index ETF	$18,783,812
489,992	Fidelity MSCI Consumer Staples Index ETF	22,954,410
1,308,316	Fidelity MSCI Energy Index ETF	33,532,139
469,894	Fidelity MSCI Financials Index ETF	26,642,990
87,308	Fidelity MSCI Industrials Index ETF	5,670,654
1,363,163	Fidelity MSCI Materials Index ETF(a)	67,899,149
314,228	Fidelity MSCI Real Estate Index ETF	7,544,614
	TOTAL EXCHANGE-TRADED FUNDS (Cost $164,132,072)	183,027,768

	OPEN END FUNDS — 48.2%
	EQUITY - 48.2%
198,456	Fidelity Advisor Communication Services Fund, Class Z(b)	18,551,704
1,185,225	Fidelity Advisor Health Care Fund, Class Z(b)	80,607,119
768,073	Fidelity Advisor Technology Fund, Class Z	89,011,994
	TOTAL OPEN END FUNDS (Cost $169,753,347)	188,170,817

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
1,799,623	BlackRock Liquidity FedFund, Institutional Class, 5.18% (Cost $1,799,623)(c)	1,799,623

	TOTAL INVESTMENTS - 95.5% (Cost $335,685,042)	$372,998,208
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%	17,685,359
	NET ASSETS - 100.0%	$390,683,567

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – PFG Fidelity Institutional AM® Equity Sector Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

PFG INVESCO® EQUITY FACTOR ROTATION STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
359,036	Invesco International Developed Dynamic Multifactor ETF	$8,975,900
235,826	Invesco Russell 1000 Dynamic Multifactor ETF	12,222,861
88,450	Invesco Russell 2000 Dynamic Multifactor ETF	3,126,708
209,114	Invesco S&P 500 Enhanced Value ETF(a)	10,018,652
45,799	Invesco S&P 500 Low Volatility ETF	2,917,396
37,835	Invesco S&P 500 Momentum ETF	2,869,785
49,458	Invesco S&P 500 Quality ETF	2,884,885
126,889	Invesco S&P Emerging Markets Low Volatility ETF	2,979,354
108,945	Invesco S&P International Developed Low Volatility ETF	2,964,393
88,515	Invesco S&P MidCap 400 GARP ETF	10,009,276
	TOTAL EXCHANGE-TRADED FUNDS (Cost $53,233,086)	58,969,210

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
248,829	BlackRock Liquidity FedFund, Institutional Class, 5.18% (Cost $248,829)(b)	248,829

	TOTAL INVESTMENTS - 100.0% (Cost $53,481,915)	$59,218,039
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)(c)	(26,425)
	NET ASSETS - 100.0%	$59,191,614

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Invesco® Equity Factor Rotation Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

(c)	Amount represents less than 0.05%.

See accompanying Notes to Financial Statements.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 9.5%
	EQUITY - 2.9%
121,010	Janus Henderson Small/Mid Cap Growth Alpha ETF	$7,935,836

	FIXED INCOME - 6.6%
368,330	Janus Henderson Short Duration Income ETF	17,816,122

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,045,390)	25,751,958

	OPEN END FUNDS — 90.3%
	EQUITY - 9.5%
971,800	Janus Henderson Contrarian Fund, Class N	25,772,139

	FIXED INCOME - 1.0%
377,445	Janus Henderson High-Yield Fund, Class N	2,694,958

	MIXED ALLOCATION - 79.8%
4,984,092	Janus Henderson Balanced Fund, Class N	216,758,165

	TOTAL OPEN END FUNDS (Cost $252,096,793)	245,225,262

	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
5,076,171	BlackRock Liquidity FedFund, Institutional Class, 5.18% (Cost $5,076,171)(a)	5,076,171

	TOTAL INVESTMENTS - 101.7% (Cost $282,218,354)	$276,053,391
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(4,533,109)
	NET ASSETS - 100.0%	$271,520,282

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 38.7%
	EQUITY - 38.7%
125,219	JPMorgan BetaBuilders International Equity ETF	$7,282,737
349,653	JPMorgan BetaBuilders US Equity ETF	31,692,548
409,604	JPMorgan Diversified Return International Equity ETF(a)	22,470,875
511,630	JPMorgan International Research Enhanced Equity ETF	31,132,685
252,449	JPMorgan US Value Factor ETF	9,951,540
	TOTAL EXCHANGE-TRADED FUNDS (Cost $93,069,271)	102,530,385

	OPEN END FUNDS — 61.0%
	ALTERNATIVE - 4.6%
768,388	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	12,171,271

	EQUITY - 56.4%
495,643	JPMorgan Emerging Markets Equity Fund, Class R6	14,869,288
57,699	JPMorgan Equity Index Fund, Class R6	4,362,080
264,692	JPMorgan Growth Advantage Fund, Class R6	9,769,795
361,072	JPMorgan Large Cap Growth Fund, Class R6	25,199,236
1,287,202	JPMorgan Large Cap Value Fund, Class R6	25,126,181
3,085,298	JPMorgan US Equity Fund, Class R6	70,221,382
		149,547,962

	TOTAL OPEN END FUNDS (Cost $141,339,253)	161,719,233

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
1,246,590	BlackRock Liquidity FedFund, Institutional Class, 5.18% (Cost $1,246,590)(b)	1,246,590

	TOTAL INVESTMENTS - 100.2% (Cost $235,655,114)	$265,496,208
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(449,648)
	NET ASSETS - 100.0%	$265,046,560

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG JP Morgan® Tactical Aggressive Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 46.3%
	EQUITY - 27.1%
67,835	JPMorgan BetaBuilders International Equity ETF	$3,945,284
187,439	JPMorgan BetaBuilders US Equity ETF	16,989,470
129,975	JPMorgan Diversified Return International Equity ETF	7,130,429
38,317	JPMorgan Equity Premium Income ETF	2,143,070
134,090	JPMorgan International Research Enhanced Equity ETF	8,159,377
		38,367,630
	FIXED INCOME - 19.2%
85,199	iShares 10-20 Year Treasury Bond ETF	8,441,517
244,965	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	10,915,640
170,896	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	7,745,007
		27,102,164

	TOTAL EXCHANGE-TRADED FUNDS (Cost $62,612,030)	65,469,794

	OPEN END FUNDS — 53.5%
	ALTERNATIVE - 3.8%
340,849	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	5,399,050

	EQUITY - 33.5%
133,126	JPMorgan Emerging Markets Equity Fund, Class R6	3,993,766
31,350	JPMorgan Equity Index Fund, Class R6	2,370,074
142,290	JPMorgan Large Cap Growth Fund, Class R6	9,930,426
507,209	JPMorgan Large Cap Value Fund, Class R6	9,900,726
934,185	JPMorgan US Equity Fund, Class R6	21,262,043
		47,457,035
	FIXED INCOME - 16.2%
2,161,069	JPMorgan Core Plus Bond Fund, Class R6	15,084,262
936,245	JPMorgan Income Fund, Class R6	7,780,197
		22,864,459

	TOTAL OPEN END FUNDS (Cost $70,272,476)	75,720,544

See accompanying Notes to Financial Statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
554,797	BlackRock Liquidity FedFund, Institutional Class, 5.18% (Cost $554,797)(a)	$554,797
63,816	Fidelity Treasury Money Market Fund, 5.18% (a)	63,816
	TOTAL SHORT-TERM INVESTMENTS (Cost $618,613)	618,613

	TOTAL INVESTMENTS - 100.2% (Cost $133,503,119)	$141,808,951
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(314,640)
	NET ASSETS - 100.0%	$141,494,311

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.8%
	ALTERNATIVE - 10.1%
863,114	Meeder Spectrum Fund, Institutional Class(a)	$11,496,680

	EQUITY - 76.3%
1,348,292	Meeder Dynamic Allocation Fund, Institutional Class(a)	19,253,603
331,030	Meeder Moderate Allocation Fund, Institutional Class	3,992,221
6,566,796	Meeder Muirfield Fund, Institutional Class(a)	63,960,597
		87,206,421
	FIXED INCOME - 2.7%
179,852	Meeder Tactical Income Fund, Institutional Class	1,642,053
76,570	Performance Trust Total Return Bond Fund, Institutional Class	1,471,680
		3,113,733
	MIXED ALLOCATION - 10.7%
684,179	Meeder Balanced Fund, Institutional Class	9,024,318
142,228	Meeder Conservative Allocation Fund, Institutional Class	3,187,331
		12,211,649

	TOTAL OPEN END FUNDS (Cost $112,585,427)	114,028,483

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
502,719	BlackRock Liquidity FedFund, Institutional Class, 5.18% (Cost $502,719)(b)	502,719
6,655	Fidelity Treasury Money Market Fund, 5.18% (a)	6,655
	TOTAL SHORT-TERM INVESTMENTS (Cost $509,371)	509,371

	TOTAL INVESTMENTS - 100.2% (Cost $113,094,801)	$114,537,857
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(194,721)
	NET ASSETS - 100.0%	$114,343,136

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.6%
	COMMODITY - 4.8%
179,009	iShares GSCI Commodity Dynamic Roll Strategy ETF	$4,892,316

	EQUITY - 9.8%
57,676	Schwab International Small-Cap Equity ETF	1,997,897
82,175	SPDR Portfolio Emerging Markets ETF	2,994,456
9,865	Vanguard Small-Cap Growth ETF	2,384,568
14,066	Vanguard Small-Cap Value ETF	2,536,944
		9,913,865

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,744,761)	14,806,181

	OPEN END FUNDS — 85.0%
	EQUITY - 85.0%
328,218	MFS Global Real Estate Fund, Class R6	5,120,207
62,958	MFS Growth Fund, Class R6	12,114,942
152,193	MFS International Equity Fund, Class R6	5,080,206
124,191	MFS International Growth Fund, Class R6	5,078,150
380,016	MFS International Large Cap Value Fund, Class R6	5,088,420
60,285	MFS International New Discovery Fund, Class R6	1,894,164
328,207	MFS Mid Cap Growth Fund, Class R6(a)	9,974,223
319,858	MFS Mid Cap Value Fund, Class R6	10,261,058
198,504	MFS Research Fund, Class R6	11,072,551
358,838	MFS Research International Fund, Class R6	8,020,039
244,852	MFS Value Fund, Class R6	12,054,046
	TOTAL OPEN END FUNDS (Cost $79,447,543)	85,758,006

See accompanying Notes to Financial Statements.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
488,506	BlackRock Liquidity FedFund, Institutional Class, 5.18% (Cost $488,506)(b)	$488,506

	TOTAL INVESTMENTS - 100.1% (Cost $94,680,810)	$101,052,693
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(141,227)
	NET ASSETS - 100.0%	$100,911,466

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

PFG PIMCO ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.3%
	FIXED INCOME - 99.3%
3,197,413	PIMCO Income Fund, Institutional Class	$33,125,203
1,379,906	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	13,509,276
993,753	PIMCO Investment Grade Credit Bond Fund, Institutional Class	8,605,900
2,001,672	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	18,415,384
5,916,167	PIMCO Total Return Fund, Institutional Class	49,163,349
	TOTAL OPEN END FUNDS (Cost $133,101,210)	122,819,112

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
583,068	BlackRock Liquidity FedFund, Institutional Class, 5.18% (Cost $583,068)(a)	583,068

	TOTAL INVESTMENTS - 99.8% (Cost $133,684,278)	$123,402,180
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	295,380
	NET ASSETS - 100.0%	$123,697,560

(a)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 9.7%
	FIXED INCOME - 9.7%
159,639	Janus Henderson Mortgage-Backed Securities ETF	$6,958,664
55,275	Janus Henderson Short Duration Income ETF	2,673,652
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,915,110)	9,632,316

	OPEN END FUNDS — 90.1%
	EQUITY - 29.4%
224,092	Janus Henderson Asia Equity Fund, Class N(a)	2,261,093
388,440	Janus Henderson Contrarian Fund, Class N	10,301,438
1,478,777	Janus Henderson Global Equity Income Fund, Class N	9,050,115
49,920	Janus Henderson Global Life Sciences Fund, Class N	3,566,771
71,848	Janus Henderson Global Technology and Innovation Fund, Class N	4,194,495
		29,373,912
	FIXED INCOME - 48.6%
1,743,029	Counterpoint Tactical Income Fund, Class I	19,521,922
120,673	Counterpoint Tactical Municipal Fund, Class I	1,276,716
269,417	Janus Henderson Developed World Bond Fund, Class R6	1,999,078
1,160,584	Janus Henderson Flexible Bond Fund, Class N	10,445,258
143,947	Janus Henderson High-Yield Fund, Class N	1,027,784
43,410	Kensington Managed Income Fund, Institutional Class	422,812
336,369	Sierra Tactical Bond Fund, Institutional Class	8,678,314
271,894	Toews Tactical Income Fund	2,694,471
238,804	WSTCM Credit Select Risk-Managed Fund, Institutional Class	2,457,293
		48,523,648
	MIXED ALLOCATION - 12.1%
783,989	Janus Henderson Responsible International Dividend, Class N(a)	12,104,794

	TOTAL OPEN END FUNDS (Cost $87,341,318)	90,002,354

See accompanying Notes to Financial Statements.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
334,323	BlackRock Liquidity FedFund, Institutional Class, 5.18% (Cost $334,323)(b)	$334,323
158,471	Fidelity Treasury Money Market Fund, 5.18% (a)	158,471
	TOTAL SHORT-TERM INVESTMENTS (Cost $492,794)	492,794

	TOTAL INVESTMENTS - 100.3% (Cost $97,749,222)	$100,127,464
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(279,476)
	NET ASSETS - 100.0%	$99,847,988

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Tactical Income Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Assets and Liabilities
April 30, 2024

	PFG American				PFG Fidelity
	Funds®		PFG BNY	PFG BR Target	Institutional
	Conservative	PFG American	Mellon	Allocation	AM® Core Plus
	Income Strategy	Funds® Growth	Diversifier	Equity Strategy	Bond Strategy
	Fund	Strategy Fund	Strategy Fund	Fund	Fund
Assets
Investment securities, at cost	$212,733,590	$760,470,559	$116,869,821	$215,495,576	$39,477,998
Affiliated investments, at cost	—	—	—	—	13,202,620
Investments, At cost	$212,733,590	$760,470,559	$116,869,821	$215,495,576	$52,680,618
Investment securities, at value	$198,340,815	$785,202,509	$114,297,422	$226,305,859	$39,336,219
Affiliated investments, at value	—	—	—	—	13,316,562
Investments, At value	$198,340,815	$785,202,509	$114,297,422	$226,305,859	$52,652,781
Dividends and interest receivable	$484,160	$16,587	$280,362	$14,084	$63,599
Receivable for fund shares sold	201,847	1,182,706	7,134	131,185	70,857
Total Assets	199,026,822	786,401,802	114,584,918	226,451,128	52,787,237
Liabilities
Payable for fund shares redeemed	200,391	418,669	99,002	3,893	34,550
Accrued advisory fees	195,246	783,333	113,771	213,668	52,014
Payable to Administrator	115,154	399,441	52,990	81,240	4,316
Distribution (12b-1) fees payable	33,873	133,578	23,248	29,541	4,351
Total Liabilities	544,664	1,735,021	289,011	328,342	95,231
Net Assets	$198,482,158	$784,666,781	$114,295,907	$226,122,786	$52,692,006
Net Assets consist of:
Paid-in capital	219,440,608	740,666,407	132,609,600	222,951,677	53,642,098
Accumulated earnings (deficits)	(20,958,450)	44,000,374	(18,313,693)	3,171,109	(950,092)
Net Assets	$198,482,158	$784,666,781	$114,295,907	$226,122,786	$52,692,006
Class R
Net Assets	$198,482,158	$784,666,781	$114,295,907	$226,122,786	$52,692,006
Shares outstanding (unlimited number of shares authorized, no par value)	21,562,016	68,692,819	12,350,224	17,513,302	6,180,398
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.21	$11.42	$9.25	$12.91	$8.53

See accompanying Notes to Financial Statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Assets and Liabilities
April 30, 2024

	PFG Fidelity	PFG Fidelity			PFG JP
	Institutional	Institutional	PFG Invesco®	PFG Janus	Morgan®
	AM® Equity	AM® Equity	Equity Factor	Henderson®	Tactical
	Index Strategy	Sector Strategy	Rotation	Balanced	Aggressive
	Fund	Fund	Strategy Fund	Strategy Fund	Strategy Fund
Assets
Investment securities, at cost	$262,597,799	$273,884,350	$44,692,823	$282,218,354	$213,828,524
Affiliated investments, at cost	—	61,800,692	8,789,092	—	21,826,590
Investments, At cost	$262,597,799	$335,685,042	$53,481,915	$282,218,354	$235,655,114
Investment securities, at value	$299,582,759	$305,099,059	$49,199,387	$276,053,391	$243,025,333
Affiliated investments, at value	—	67,899,149	10,018,652	—	22,470,875
Investments, At value	$299,582,759	$372,998,208	$59,218,039	$276,053,391	$265,496,208
Receivable for investments sold	$79,899,940	$17,868,509	$—	$—	$—
Receivable for fund shares sold	387,232	550,928	1,135	64,564	55,722
Dividends and interest receivable	11,791	11,098	1,108	20,237	6,694
Prepaid expenses and other assets	—	—	35,180	—	—
Total Assets	379,881,722	391,428,743	59,255,462	276,138,192	265,558,624
Liabilities
Accrued advisory fees	371,897	393,227	58,910	270,907	264,929
Payable to Administrator	224,621	227,001	—	154,255	153,308
Payable for fund shares redeemed	59,911	77,016	10	156,875	57,959
Distribution (12b-1) fees payable	43,195	47,932	4,928	22,662	35,868
Payable for investments purchased	—	—	—	4,013,211	—
Total Liabilities	699,624	745,176	63,848	4,617,910	512,064
Net Assets	$379,182,098	$390,683,567	$59,191,614	$271,520,282	$265,046,560
Net Assets consist of:
Paid-in capital	322,448,873	344,816,146	68,298,545	298,623,184	243,864,275
Accumulated earnings (deficits)	56,733,225	45,867,421	(9,106,931)	(27,102,902)	21,182,285
Net Assets	$379,182,098	$390,683,567	$59,191,614	$271,520,282	$265,046,560
Class R
Net Assets	$379,182,098	$390,683,567	$59,191,614	$271,520,282	$265,046,560
Shares outstanding (unlimited number of shares authorized, no par value)	28,123,768	29,313,323	6,866,011	29,577,350	20,591,220
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$13.48	$13.33	$8.62	$9.18	$12.87

See accompanying Notes to Financial Statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Assets and Liabilities
April 30, 2024

	PFG JP
	Morgan®		PFG MFS®	PFG PIMCO
	Tactical	PFG Meeder	Aggressive	Active Core	PFG Tactical
	Moderate	Tactical	Growth Strategy	Bond Strategy	Income Strategy
	Strategy Fund	Strategy Fund	Fund	Fund	Fund
Assets
Investment securities, at cost	$133,503,119	$20,136,977	$94,680,810	$133,684,278	$84,932,624
Affiliated investments, at cost	—	92,957,824	—	—	12,816,598
Investments, At cost	$133,503,119	$113,094,801	$94,680,810	$133,684,278	$97,749,222
Investment securities, at value	$141,808,951	$19,826,977	$101,052,693	$123,402,180	$85,761,577
Affiliated investments, at value	—	94,710,880	—	—	14,365,887
Investments, At value	$141,808,951	$114,537,857	$101,052,693	$123,402,180	$100,127,464
Dividends and interest receivable	36,791	1,981	2,392	544,073	55,328
Receivable for fund shares sold	26,475	32,326	5,123	80,102	4,617
Total Assets	141,872,217	114,572,164	101,060,208	124,026,355	100,187,409
Liabilities
Accrued advisory fees	141,495	114,246	99,796	121,870	99,624
Payable for fund shares redeemed	125,618	50,664	3,727	129,255	195,650
Payable to Administrator	84,383	45,714	22,944	54,682	26,348
Distribution (12b-1) fees payable	26,410	18,404	22,275	22,988	17,799
Total Liabilities	377,906	229,028	148,742	328,795	339,421
Net Assets	$141,494,311	$114,343,136	$100,911,466	$123,697,560	$99,847,988
Net Assets consist of:
Paid-in capital	146,869,861	114,546,076	91,837,374	146,266,224	109,688,252
Accumulated earnings (deficits)	(5,375,550)	(202,940)	9,074,092	(22,568,664)	(9,840,264)
Net Assets	$141,494,311	$114,343,136	$100,911,466	$123,697,560	$99,847,988
Class R
Net Assets	$141,494,311	$114,343,136	$100,911,466	$123,697,560	$99,847,988
Shares outstanding (unlimited number of shares authorized, no par value)	13,602,584	11,719,626	10,920,474	14,973,582	10,582,870
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.40	$9.76	$9.24	$8.26	$9.43

See accompanying Notes to Financial Statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Operations
For the Year Ended April 30, 2024

	PFG American				PFG Fidelity
	Funds®		PFG BNY	PFG BR Target	Institutional
	Conservative	PFG American	Mellon	Allocation	AM® Core Plus
	Income Strategy	Funds® Growth	Diversifier	Equity Strategy	Bond Strategy
	Fund	Strategy Fund	Strategy Fund	Fund	Fund
Investment Income
Unaffiliated dividend income	$7,400,069	$7,165,707	$3,885,013	$2,699,223	$1,252,902
Affiliated dividend income	—	—	—	—	382,028
Interest income	46,446	154,765	35,855	64,294	36,667
Total investment income	7,446,515	7,320,472	3,920,868	2,763,517	1,671,597

Expenses
Investment advisor fees	2,421,871	8,359,688	1,671,375	1,943,968	493,164
Distribution (12b-1) fees:
Class R	193,645	668,584	133,596	155,517	39,458
Administration fees	1,355,499	4,680,042	935,166	1,088,692	276,201
Total expenses	3,971,015	13,708,314	2,740,137	3,188,177	808,823
(Less) expenses waived by adviser	(107,028)	(367,410)	(74,348)	(84,922)	(21,491)
Net operating expenses	3,863,987	13,340,904	2,665,789	3,103,255	787,332
Net Investment Income (Loss)	3,582,528	(6,020,432)	1,255,079	(339,738)	884,265

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
Long term capital gain dividends from investment companies	$319,585	$26,310,529	$308,801	$—	$—
Unaffiliated investments	(2,863,754)	1,365,392	(12,461,648)	10,276,366	(445,881)
Affiliated investments	—	—	—	—	12,457
	(2,544,169)	27,675,921	(12,152,847)	10,276,366	(433,424)
Net Change in Unrealized:
Unaffiliated investments	(775,666)	103,007,836	10,084,139	13,899,735	(280,889)
Affiliated investments	—	—	—	—	113,943
	(775,666)	103,007,836	10,084,139	13,899,735	(166,946)

Net Realized and Change in Unrealized Gain (Loss) on Investments	(3,319,835)	130,683,757	(2,068,708)	24,176,101	(600,370)
Net Increase (Decrease) in Net Assets Resulting From Operations	$262,693	$124,663,325	$(813,629)	$23,836,363	$283,895

See accompanying Notes to Financial Statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Operations
For the Year Ended April 30, 2024

	PFG Fidelity	PFG Fidelity			PFG JP
	Institutional	Institutional	PFG Invesco®	PFG Janus	Morgan®
	AM® Equity	AM® Equity	Equity Factor	Henderson®	Tactical
	Index Strategy	Sector Strategy	Rotation	Balanced	Aggressive
	Fund	Fund	Strategy Fund	Strategy Fund	Strategy Fund
Investment Income
Unaffiliated dividend income	$6,221,253	$3,041,441	$799,870	$6,411,768	$3,888,551
Affiliated dividend income	—	1,169,423	141,405	—	1,544,673
Interest income	117,115	119,702	16,828	64,611	70,591
Total investment income	6,338,368	4,330,566	958,103	6,476,379	5,503,815

Expenses
Investment advisor fees	3,893,479	4,425,414	565,925	3,386,181	3,251,136
Distribution (12b-1) fees:
Class R	311,407	353,914	45,276	270,747	259,956
Administration fees	2,179,824	2,477,376	316,927	1,895,212	1,819,843
Total expenses	6,384,710	7,256,704	928,128	5,552,140	5,330,935
(Less) expenses waived by adviser	(170,918)	(194,714)	(24,706)	(149,662)	(143,607)
Net operating expenses	6,213,792	7,061,990	903,422	5,402,478	5,187,328
Net Investment Income (Loss)	124,576	(2,731,424)	54,681	1,073,901	316,487

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
Long term capital gain dividends from investment companies	$—	$3,484,765	$—	$910,896	$1,508,934
Unaffiliated investments	30,656,731	24,390,781	(2,586,496)	(5,096,234)	9,506,772
Affiliated investments	—	1,233,266	147,465	—	(944,797)
	30,656,731	29,108,812	(2,439,031)	(4,185,338)	10,070,909
Net Change in Unrealized:
Unaffiliated investments	12,929,520	19,229,878	9,892,803	26,171,725	25,874,258
Affiliated investments	—	5,894,406	1,229,560	—	1,330,484
	12,929,520	25,124,284	11,122,363	26,171,725	27,204,742

Net Realized and Change in Unrealized Gain on Investments	43,586,251	54,233,096	8,683,332	21,986,387	37,275,651
Net Increase in Net Assets Resulting From Operations	$43,710,827	$51,501,672	$8,738,013	$23,060,288	$37,592,138

See accompanying Notes to Financial Statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Operations
For the Year Ended April 30, 2024

	PFG JP Morgan® Tactical Moderate Strategy Fund	PFG Meeder Tactical Strategy Fund	PFG MFS® Aggressive Growth Strategy Fund	PFG PIMCO Active Core Bond Strategy Fund	PFG Tactical Income Strategy Fund
Investment Income
Unaffiliated dividend income	$4,676,790	$545,689	$1,492,674	$6,038,855	$3,840,673
Affiliated dividend income	—	1,661,786	—	—	328,482
Interest income	38,582	26,631	27,455	34,271	32,195
Total investment income	4,715,372	2,234,106	1,520,129	6,073,126	4,201,350

Expenses
Investment advisor fees	1,913,178	1,426,657	1,153,378	1,499,568	1,338,707
Distribution (12b-1) fees:
Class R	152,952	114,069	92,230	119,904	107,025
Administration fees	1,070,652	798,479	645,602	839,319	749,164
Total expenses	3,136,782	2,339,205	1,891,210	2,458,791	2,194,896
(Less) expenses waived by adviser	(84,782)	(63,064)	(50,858)	(66,192)	(59,336)
Net operating expenses	3,052,000	2,276,141	1,840,352	2,392,599	2,135,560
Net Investment Income (Loss)	1,663,372	(42,035)	(320,223)	3,680,527	2,065,790

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
Long term capital gain dividends from investment companies	$579,260	$1,550,489	$2,136,932	$—	$677,410
Unaffiliated investments	4,100,199	(8,072)	1,592,790	(3,201,976)	(1,213,270)
Affiliated investments	—	(1,395,518)	—	—	(245,326)
	4,679,459	146,899	3,729,722	(3,201,976)	(781,186)
Net Change in Unrealized:
Unaffiliated investments	5,801,643	1,178,940	6,940,972	726,107	2,887,068
Affiliated investments	—	12,202,936	—	—	1,149,995
	5,801,643	13,381,876	6,940,972	726,107	4,037,063

Net Realized and Change in Unrealized Gain (Loss) on Investments	10,481,102	13,528,775	10,670,694	(2,475,869)	3,255,877
Net Increase in Net Assets Resulting From Operations	$12,144,474	$13,486,740	$10,350,471	$1,204,658	$5,321,667

See accompanying Notes to Financial Statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

	PFG American Funds®
	Conservative Income Strategy		PFG American Funds® Growth		PFG BNY Mellon Diversifier
	Fund		Strategy Fund		Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Operations
Net investment income (loss)	$3,582,528	$2,354,479	$(6,020,432)	$(6,932,960)	$1,255,079	$4,279,169
Long-term capital gain dividends from investment companies	319,585	1,396,469	26,310,529	16,727,542	308,801	658,928
Net realized gain (loss) from investment transactions	(2,863,754)	(4,449,479)	1,365,392	(1,605,684)	(12,461,648)	(3,122,041)

Net change in unrealized gain (loss) of investment transactions	(775,666)	(2,456,048)	103,007,836	(10,346,715)	10,084,139	(5,470,869)
Net increase (decrease) in Net Assets Resulting From Operations	262,693	(3,154,579)	124,663,325	(2,157,817)	(813,629)	(3,654,813)

Distributions to Shareholders
Distributions paid:
Class R	(4,259,657)	(5,828,718)	(2,643,452)	(90,892,908)	(1,242,452)	(7,183,409)
Net (Decrease) in Net Assets from Distributions to Shareholders	(4,259,657)	(5,828,718)	(2,643,452)	(90,892,908)	(1,242,452)	(7,183,409)

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	61,152,946	68,730,074	197,246,951	138,876,514	24,287,966	46,811,071
Reinvestment of distributions:
Class R	4,242,000	5,820,013	2,641,183	90,799,528	1,242,043	7,181,240
Cost of shares redeemed:
Class R	(57,671,355)	(75,336,640)	(109,910,025)	(126,381,388)	(62,221,174)	(51,904,313)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	7,723,591	(786,553)	89,978,109	103,294,654	(36,691,165)	2,087,998

Net Increase (Decrease) in Net Assets	3,726,627	(9,769,850)	211,997,982	10,243,929	(38,747,246)	(8,750,224)

Net Assets
Beginning of year	194,755,531	204,525,381	572,668,799	562,424,870	153,043,153	161,793,377
End of year	$198,482,158	$194,755,531	$784,666,781	$572,668,799	$114,295,907	$153,043,153

Share Transactions - Class R
Shares sold	6,604,102	7,224,739	18,583,799	13,532,426	2,643,571	4,903,904
Shares issued in reinvestment of distributions	454,176	633,298	240,326	10,436,727	131,992	782,270
Shares redeemed	(6,242,350)	(7,957,985)	(10,483,601)	(12,390,179)	(6,817,603)	(5,386,051)
Total Class R	815,928	(99,948)	8,340,524	11,578,974	(4,042,040)	300,123

See accompanying Notes to Financial Statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

	PFG BR Target Allocation		PFG Fidelity Institutional AM®		PFG Fidelity Institutional AM®
	Equity Strategy Fund		Core Plus Bond Strategy Fund		Equity Index Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Operations
Net investment income (loss)	$(339,738)	$(481,550)	$884,265	$92,257	$124,576	$257,640
Long-term capital gain dividends from investment companies	—	—	—	—	—	38,401
Net realized gain (loss) from investment transactions	10,276,366	(14,679,464)	(433,424)	(748,376)	30,656,731	6,416,545

Net change in unrealized gain (loss) of investment transactions	13,899,735	11,901,456	(166,946)	729,809	12,929,520	(264,320)
Net increase (decrease) in Net Assets Resulting From Operations	23,836,363	(3,259,558)	283,895	73,690	43,710,827	6,448,266

Distributions to Shareholders
Distributions paid:
Class R	—	(3,884,118)	(674,560)	(30,301)	(12,067,401)	(8,767,973)
Net (Decrease) in Net Assets from Distributions to Shareholders	—	(3,884,118)	(674,560)	(30,301)	(12,067,401)	(8,767,973)

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	109,093,591	39,244,997	44,460,910	20,765,720	152,965,226	140,501,202
Reinvestment of distributions:
Class R	—	3,879,332	674,173	30,301	12,065,690	8,766,280
Cost of shares redeemed:
Class R	(28,610,025)	(131,410,267)	(12,813,084)	(6,955,658)	(63,832,165)	(33,426,900)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	80,483,566	(88,285,938)	32,321,999	13,840,363	101,198,751	115,840,582

Net Increase (Decrease) in Net Assets	104,319,929	(95,429,614)	31,931,334	13,883,752	132,842,177	113,520,875

Net Assets
Beginning of year	121,802,857	217,232,471	20,760,672	6,876,920	246,339,921	132,819,046
End of year	$226,122,786	$121,802,857	$52,692,006	$20,760,672	$379,182,098	$246,339,921

Share Transactions - Class R
Shares sold	8,887,060	3,674,971	5,231,674	2,399,501	11,928,087	11,774,294
Shares issued in reinvestment of distributions	—	376,634	76,523	3,532	923,866	771,680
Shares redeemed	(2,376,301)	(12,132,951)	(1,492,346)	(802,333)	(4,991,834)	(2,829,238)
Total Class R	6,510,759	(8,081,346)	3,815,851	1,600,700	7,860,119	9,716,736

See accompanying Notes to Financial Statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

	PFG Fidelity Institutional AM®		PFG Invesco® Equity Factor		PFG Janus Henderson®
	Equity Sector Strategy Fund		Rotation Strategy Fund		Balanced Strategy Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Operations
Net investment income (loss)	$(2,731,424)	$(1,635,552)	$54,681	$(414,628)	$1,073,901	$177,949
Long-term capital gain dividends from investment companies	3,484,765	2,014,017	—	—	910,896	1,714,455
Net realized gain (loss) from investment transactions	25,624,047	(7,886,873)	(2,439,031)	(11,452,474)	(5,096,234)	(18,960,552)

Net change in unrealized gain of investment transactions	25,124,284	23,731,084	11,122,363	10,736,748	26,171,725	16,382,800
Net increase (decrease) in Net Assets Resulting From Operations	51,501,672	16,222,676	8,738,013	(1,130,354)	23,060,288	(685,348)

Distributions to Shareholders
Distributions paid:
Class R	(8,810,409)	(25,998,580)	—	—	—	(8,642,424)
Net (Decrease) in Net Assets from Distributions to Shareholders	(8,810,409)	(25,998,580)	—	—	—	(8,642,424)

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	151,277,278	110,543,234	26,858,110	7,165,649	47,764,604	73,483,929
Reinvestment of distributions:
Class R	8,807,702	25,988,247	—	—	—	8,636,995
Cost of shares redeemed:
Class R	(109,295,979)	(53,947,296)	(7,961,276)	(33,729,702)	(67,377,902)	(79,616,440)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	50,789,001	82,584,185	18,896,834	(26,564,053)	(19,613,298)	2,504,484

Net Increase (Decrease) in Net Assets	93,480,264	72,808,281	27,634,847	(27,694,407)	3,446,990	(6,823,288)

Net Assets
Beginning of year	297,203,303	224,395,022	31,556,767	59,251,174	268,073,292	274,896,580
End of year	$390,683,567	$297,203,303	$59,191,614	$31,556,767	$271,520,282	$268,073,292

Share Transactions - Class R
Shares sold	12,072,596	9,168,443	3,579,329	974,411	5,443,821	8,813,255
Shares issued in reinvestment of distributions	686,493	2,341,284	—	—	—	1,082,330
Shares redeemed	(8,561,841)	(4,520,810)	(1,000,389)	(4,476,266)	(7,695,134)	(9,546,217)
Total Class R	4,197,248	6,988,917	2,578,940	(3,501,855)	(2,251,313)	349,368

See accompanying Notes to Financial Statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

	PFG JP Morgan® Tactical		PFG JP Morgan® Tactical		PFG Meeder Tactical Strategy
	Aggressive Strategy Fund		Moderate Strategy Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023

Operations
Net investment income (loss)	$316,487	$162,152	$1,663,372	$1,222,270	$(42,035)	$(1,004,339)
Long-term capital gain dividends from investment companies	1,508,934	3,404,002	579,260	1,549,989	1,550,489	2,172,351
Net realized gain (loss) from investment transactions	8,561,975	(21,933,170)	4,100,199	(18,278,556)	(1,403,590)	(59,613)

Net change in unrealized gain (loss) of investment transactions	27,204,742	19,185,634	5,801,643	13,882,041	13,381,876	(840,508)
Net increase (decrease) in Net Assets Resulting From Operations	37,592,138	818,618	12,144,474	(1,624,256)	13,486,740	267,891

Distributions to Shareholders
Distributions paid:
Class R	—	(13,830,184)	(779,755)	(12,733,715)	(2,479,786)	(16,967,616)
Net (Decrease) in Net Assets from Distributions to Shareholders	—	(13,830,184)	(779,755)	(12,733,715)	(2,479,786)	(16,967,616)

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	47,128,674	55,749,428	18,966,253	34,012,356	17,261,796	24,273,028
Reinvestment of distributions:
Class R	—	13,820,807	779,382	12,728,121	2,478,927	16,961,420
Cost of shares redeemed:
Class R	(70,378,907)	(55,613,087)	(53,532,175)	(59,097,855)	(30,407,560)	(29,540,600)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(23,250,233)	13,957,148	(33,786,540)	(12,357,378)	(10,666,837)	11,693,848

Net Increase (Decrease) in Net Assets	14,341,905	945,582	(22,421,821)	(26,715,349)	340,117	(5,005,877)

Net Assets
Beginning of year	250,704,655	249,759,073	163,916,132	190,631,481	114,003,019	119,008,896
End of year	$265,046,560	$250,704,655	$141,494,311	$163,916,132	$114,343,136	$114,003,019

Share Transactions - Class R
Shares sold	3,950,833	5,046,655	1,910,749	3,457,533	1,862,901	2,527,662
Shares issued in reinvestment of distributions	—	1,322,565	75,963	1,384,997	263,996	1,983,792
Shares redeemed	(5,885,965)	(5,014,604)	(5,376,458)	(5,966,134)	(3,285,738)	(3,034,188)
Total Class R	(1,935,132)	1,354,616	(3,389,746)	(1,123,604)	(1,158,841)	1,477,266

See accompanying Notes to Financial Statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

	PFG MFS® Aggressive Growth		PFG PIMCO Active Core Bond		PFG Tactical Income Strategy
	Strategy Fund		Strategy Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023

Operations
Net investment income (loss)	$(320,223)	$160,493	$3,680,527	$4,192,113	$2,065,790	$1,953,692
Long-term capital gain dividends from investment companies	2,136,932	1,771,030	—	—	677,410	—
Net realized gain (loss) from investment transactions	1,592,790	2,353,098	(3,201,976)	(9,106,157)	(1,458,596)	(12,195,516)

Net change in unrealized gain (loss) of investment transactions	6,940,972	(4,866,397)	726,107	1,338,907	4,037,063	10,284,658
Net increase (decrease) in Net Assets Resulting From Operations	10,350,471	(581,776)	1,204,658	(3,575,137)	5,321,667	42,834

Distributions to Shareholders
Distributions paid:
Class R	(2,983,194)	(13,300,171)	(3,524,434)	(3,403,797)	(2,264,301)	(911,468)
Net (Decrease) in Net Assets from Distributions to Shareholders	(2,983,194)	(13,300,171)	(3,524,434)	(3,403,797)	(2,264,301)	(911,468)

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	26,691,459	17,251,820	45,606,049	38,035,561	23,690,991	42,814,467
Reinvestment of distributions:
Class R	2,978,931	13,288,012	3,523,589	3,400,169	2,263,457	911,156
Cost of shares redeemed:
Class R	(19,842,177)	(21,018,291)	(38,439,813)	(60,388,184)	(45,653,515)	(44,294,975)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	9,828,213	9,521,541	10,689,825	(18,952,454)	(19,699,067)	(569,352)

Net Increase (Decrease) in Net Assets	17,195,490	(4,360,406)	8,370,049	(25,931,388)	(16,641,701)	(1,437,986)

Net Assets
Beginning of year	83,715,976	88,076,382	115,327,511	141,258,899	116,489,689	117,927,675
End of year	$100,911,466	$83,715,976	$123,697,560	$115,327,511	$99,847,988	$116,489,689

Share Transactions - Class R
Shares sold	3,007,492	1,875,974	5,481,538	4,467,398	2,566,214	4,789,316
Shares issued in reinvestment of distributions	331,729	1,636,455	418,478	413,143	240,793	104,132
Shares redeemed	(2,237,055)	(2,231,992)	(4,604,836)	(7,055,949)	(4,975,312)	(4,976,138)
Total Class R	1,102,166	1,280,437	1,295,180	(2,175,408)	(2,168,305)	(82,690)

See accompanying Notes to Financial Statements.

PFG American Funds® Conservative Income Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,
	2024	2023	2022	2021(a)
Net asset value, beginning of year/period	$9.39	$9.81	$10.42	$10.00

Investment operations:
Net investment income (loss) (b)	0.17	0.11	(0.03)	0.09
Net realized and unrealized gain (loss) on investments	(0.14)	(0.25)	(0.43)	0.50
Total from investment operations	0.03	(0.14)	(0.46)	0.59

Less distributions to shareholders from:
Net investment income	(0.17)	(0.06)	—	(0.11)
Net realized gains	(0.04)	(0.22)	(0.15)	(0.06)
Total distributions	(0.21)	(0.28)	(0.15)	(0.17)

Net asset value, end of year/period	$9.21	$9.39	$9.81	$10.42

Total Return (c)	0.23%	(1.42)%	(4.55)%	5.89	% (d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$198,482	$194,756	$204,525	$194,943
Ratio of expenses to:
average net assets, before reimbursement(f)	2.05%	2.05%	2.05%	2.05	% (e)
average net assets, net of reimbursement (f)	1.99%	2.03%	2.05%	2.05	% (e)
Ratio of net investment income (loss) to average net assets (f)(g)	1.84%	1.18%	(0.28)%	0.86	% (e)
Portfolio turnover rate	13%	33%	34%	52	% (d)

(a)	For the period May 2, 2020 (commencement of operations) to April 30, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

PFG American Funds® Growth Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,
	2024	2023	2022	2021(a)
Net asset value, beginning of year/period	$9.49	$11.53	$14.25	$10.00

Investment operations:
Net investment loss (b)	(0.09)	(0.13)	(0.23)	(0.16)
Net realized and unrealized gain (loss) on investments	2.06	(0.09)	(1.76)	4.72
Total from investment operations	1.97	(0.22)	(1.99)	4.56

Less distributions to shareholders from:
Net realized gains	(0.04)	(1.82)	(0.73)	(0.31)
Total distributions	(0.04)	(1.82)	(0.73)	(0.31)

Net asset value, end of year/period	$11.42	$9.49	$11.53	$14.25

Total Return (c)	20.79%	(0.50)%	(15.06)%	45.89	% (d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$784,667	$572,669	$562,425	$769,747
Ratio of expenses to:
average net assets, before reimbursement (f)	2.05%	2.05%	2.05%	2.05	% (e)
average net assets, net of reimbursement (f)	1.99%	2.03%	2.05%	2.05	% (e)
Ratio of net investment loss to average net assets (f)(g)	(0.90)%	(1.29)%	(1.61)%	(1.31	)% (e)
Portfolio turnover rate	6%	12%	25%	33	% (d)

(a)	For the period May 2, 2020 (commencement of operations) to April 30, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

PFG BNY Mellon Diversifier Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.34	$10.05	$10.79	$9.63	$9.64

Investment operations:
Net investment income (a)	0.09	0.27	0.07	0.01	0.07
Net realized and unrealized gain (loss) on investments	(0.08)	(0.49)	(0.44)	1.16	0.07
Total from investment operations	0.01	(0.22)	(0.37)	1.17	0.14

Less distributions to shareholders from:
Net investment income	(0.10)	(0.34)	—	(0.01)	(0.13)
Net realized gains	—	(0.15)	(0.37)	—	—
Return of capital	—	—	—	—	(0.02)
Total distributions	(0.10)	(0.49)	(0.37)	(0.01)	(0.15)

Net asset value, end of year	$9.25	$9.34	$10.05	$10.79	$9.63

Total Return (b)	0.06%	(2.13)%	(3.64)%	12.14%	1.40%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$114,296	$153,043	$161,793	$124,937	$70,829
Ratio of expenses to:
average net assets, before reimbursement (c)	2.05%	2.05%	2.05%	2.05%	2.19%
average net assets, net of reimbursement (c)	1.99%	2.03%	2.05%	2.05%	2.19%
Ratio of net investment income to average net assets (c)(d)	0.94%	2.83%	0.65%	0.10%	0.67%
Portfolio turnover rate	26%	54%	19%	67%	22%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

PFG BR Target Allocation Equity Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,
	2024	2023	2022	2021(a)
Net asset value, beginning of year/period	$11.07	$11.38	$13.86	$10.00

Investment operations:
Net investment loss (b)	(0.03)	(0.03)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	1.87	0.08	(0.99)	4.26
Total from investment operations	1.84	0.05	(1.06)	4.18

Less distributions to shareholders from:
Net realized gains	—	(0.36)	(1.42)	(0.32)
Total distributions	—	(0.36)	(1.42)	(0.32)

Net asset value, end of year/period	$12.91	$11.07	$11.38	$13.86

Total Return (c)	16.62%	0.70%	(9.29)%	42.12	% (d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$226,123	$121,803	$217,232	$136,925
Ratio of expenses to:
average net assets, before reimbursement (f)	2.05%	2.05%	2.05%	2.05	% (e)
average net assets, net of reimbursement (f)	1.99%	2.04%	2.05%	2.05	% (e)
Ratio of net investment loss to average net assets (f)(g)	(0.22)%	(0.29)%	(0.53)%	(0.66	)% (e)
Portfolio turnover rate	161%	43%	48%	52	% (d)

(a)	For the period May 2, 2020 (commencement of operations) to April 30, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Year	Year	Period
	Ended	Ended	Ended
	April 30,	April 30,	April 30,
	2024	2023	2022(a)
Net asset value, beginning of year/period	$8.78	$9.00	$10.00

Investment operations:
Net investment income (loss) (b)	0.19	0.06	(0.01)
Net realized and unrealized loss on investments	(0.32)	(0.26)	(0.99)
Total from investment operations	(0.13)	(0.20)	(1.00)

Less distributions to shareholders from:
Net investment income	(0.12)	(0.02)	—
Net realized gains	—	— (c)	—
Total distributions	(0.12)	(0.02)	—

Net asset value, end of year/period	$8.53	$8.78	$9.00

Total Return (d)	(1.57)%	(2.24)%	(10.00	)% (e)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$52,692	$20,761	$6,877
Ratio of expenses to:
average net assets, before reimbursement (g)	2.05%	2.05%	2.06	% (f)
average net assets, net of reimbursement (g)	1.99%	2.03%	2.06	% (f)
Ratio of net investment income (loss) to average net assets (g)(h)	2.24%	0.75%	(0.25	)% (f)
Portfolio turnover rate	94%	70%	6	% (e)

(a)	For the period October 29, 2021 (commencement of operations) to April 30, 2022.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Rounds to less than $0.005 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Annualized.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

PFG Fidelity Institutional AM® Equity Index Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,
	2024	2023	2022	2021(a)
Net asset value, beginning of year/period	$12.16	$12.59	$14.12	$10.00

Investment operations:
Net investment income (loss) (b)	0.01	0.02	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	1.79	0.04	(0.75)	4.49
Total from investment operations	1.80	0.06	(0.80)	4.44

Less distributions to shareholders from:
Net investment income	(0.04)	(0.04)	(0.02)	(0.02)
Net realized gains	(0.44)	(0.45)	(0.71)	(0.30)
Total distributions	(0.48)	(0.49)	(0.73)	(0.32)

Net asset value, end of year/period	$13.48	$12.16	$12.59	$14.12

Total Return (c)	14.93%	0.74%	(6.37)%	44.72	% (d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$379,182	$246,340	$132,819	$142,663
Ratio of expenses to:
average net assets, before reimbursement (f)	2.05%	2.05%	2.05%	2.05	% (e)
average net assets, net of reimbursement (f)	1.99%	2.02%	2.05%	2.05	% (e)
Ratio of net investment income (loss) to average net assets (f)(g)	0.04%	0.15%	(0.36)%	(0.38	)% (e)
Portfolio turnover rate	40%	16%	16%	30	% (d)

(a)	For the period May 2, 2020 (commencement of operations) to April 30, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,
	2024	2023	2022	2021(a)
Net asset value, beginning of year/period	$11.83	$12.38	$12.88	$10.00

Investment operations:
Net investment loss (b)	(0.10)	(0.08)	(0.03)	(0.01)
Net realized and unrealized gain on investments	1.91	0.74	0.47	3.54
Total from investment operations	1.81	0.66	0.44	3.53

Less distributions to shareholders from:
Net investment income	—	—	(0.02)	(0.04)
Net realized gains	(0.31)	(1.21)	(0.92)	(0.61)
Total distributions	(0.31)	(1.21)	(0.94)	(0.65)

Net asset value, end of year/period	$13.33	$11.83	$12.38	$12.88

Total Return (c)	15.38%	5.95%	2.58%	35.91	% (d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$390,684	$297,203	$224,395	$138,652
Ratio of expenses to:
average net assets, before reimbursement (f)	2.05%	2.05%	2.05%	2.05	% (e)
average net assets, net of reimbursement (f)	1.99%	2.03%	2.05%	2.05	% (e)
Ratio of net investment loss to average net assets (f)(g)	(0.77)%	(0.65)%	(0.25)%	(0.08	)% (e)
Portfolio turnover rate	57%	106%	70%	189	% (d)

(a)	For the period May 2, 2020 (commencement of operations) to April 30, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

PFG Invesco® Equity Factor Rotation Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Year	Year	Period
	Ended	Ended	Ended
	April 30,	April 30,	April 30,
	2024	2023	2022(a)
Net asset value, beginning of year/period	$7.36	$7.61	$10.00

Investment operations:
Net investment income (loss) (b)	0.01	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	1.25	(0.18)	(2.33)
Total from investment operations	1.26	(0.25)	(2.37)

Less distributions to shareholders from:
Net investment income	—	—	(0.02)
Total distributions	—	—	(0.02)

Net asset value, end of year/period	$8.62	$7.36	$7.61

Total Return (c)	17.12%	(3.29)%	(23.77	)% (d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$59,192	$31,557	$59,251
Ratio of expenses to:
average net assets, before reimbursement (f)	2.05%	2.05%	2.05	% (e)
average net assets, net of reimbursement (f)	1.99%	2.04%	2.05	% (e)
Ratio of net investment income (loss) to average net assets (f)(g)	0.12%	(0.90)%	(0.82	)% (e)
Portfolio turnover rate	121%	22%	7	% (d)

(a)	For the period October 29, 2021 (commencement of operations) to April 30, 2022.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

PFG Janus Henderson® Balanced Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Year	Year	Period
	Ended	Ended	Ended
	April 30,	April 30,	April 30,
	2024	2023	2022(a)
Net asset value, beginning of year/period	$8.42	$8.73	$10.00

Investment operations:
Net investment income (loss) (b)	0.03	0.01	—	(c)
Net realized and unrealized gain (loss) on investments	0.73	(0.04)	(1.23)
Total from investment operations	0.76	(0.03)	(1.23)

Less distributions to shareholders from:
Net investment income	—	—	(0.04)
Net realized gains	—	(0.28)	—
Total distributions	—	(0.28)	(0.04)

Net asset value, end of year/period	$9.18	$8.42	$8.73

Total Return (d)	9.03%	(0.20)%	(12.37	)% (e)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$271,520	$268,073	$274,897
Ratio of expenses to:
average net assets, before reimbursement (g)	2.05%	2.05%	2.05	% (f)
average net assets, net of reimbursement (g)	1.99%	2.03%	2.05	% (f)
Ratio of net investment income (loss) to average net assets (g)(h)	0.40%	0.07%	(0.01	)% (f)
Portfolio turnover rate	21%	37%	4	% (e)

(a)	For the period October 29, 2021(commencement of operations) to April 30, 2022.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Rounds to less than $0.005 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Annualized.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

PFG JP Morgan® Tactical Aggressive Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.13	$11.80	$13.22	$8.95	$9.98

Investment operations:
Net investment income (loss) (a)	0.01	0.01	0.14	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	1.73	(0.02)	(0.87)	4.31	(1.04)
Total from investment operations	1.74	(0.01)	(0.73)	4.27	(1.03)

Less distributions to shareholders from:
Net investment income	—	—	(0.16)	—	—
Net realized gains	—	(0.66)	(0.53)	—	—
Total distributions	—	(0.66)	(0.69)	—	—

Net asset value, end of year	$12.87	$11.13	$11.80	$13.22	$8.95

Total Return (b)	15.63%	0.28%	(6.17)%	47.71%	(10.32)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$265,047	$250,705	$249,759	$137,843	$71,413
Ratio of expenses to:
average net assets, before reimbursement (c)	2.05%	2.05%	2.05%	2.05%	2.14%
average net assets, net of reimbursement (c)	1.99%	2.03%	2.05%	2.05%	2.14%
Ratio of net investment income (loss) to average net assets (c)(d)	0.12%	0.07%	1.03%	(0.39)%	0.07%
Portfolio turnover rate	48%	99%	57%	42%	39%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

PFG JP Morgan® Tactical Moderate Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.65	$10.52	$12.10	$9.32	$9.96

Investment operations:
Net investment income (a)	0.11	0.07	0.09	0.02	0.06
Net realized and unrealized gain (loss) on investments	0.69	(0.14)	(0.91)	2.80	(0.65)
Total from investment operations	0.80	(0.07)	(0.82)	2.82	(0.59)

Less distributions to shareholders from:
Net investment income	(0.05)	—	(0.10)	(0.04)	(0.05)
Net realized gains	—	(0.80)	(0.66)	—	—
Total distributions	(0.05)	(0.80)	(0.76)	(0.04)	(0.05)

Net asset value, end of year	$10.40	$9.65	$10.52	$12.10	$9.32

Total Return (b)	8.33%	(0.27)%	(7.49)%	30.29%	(6.00)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$141,494	$163,916	$190,631	$168,096	$138,740
Ratio of expenses to:
average net assets, before reimbursement (c)	2.05%	2.05%	2.05%	2.05%	2.09%
average net assets, net of reimbursement (c)	1.99%	2.03%	2.05%	2.05%	2.09%
Ratio of net investment income to average net assets (c)(d)	1.09%	0.72%	0.74%	0.22%	0.56%
Portfolio turnover rate	62%	119%	76%	58%	60%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

PFG Meeder Tactical Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years Presented)

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	April 30,		April 30,	April 30,	April 30,	April 30,
	2024		2023	2022	2021	2020
Net asset value, beginning of year	$8.85		$10.44	$11.34	$9.23	$9.93

Investment operations:
Net investment income (loss) (a)	(—	) (b)	(0.09)	0.06	(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	1.12		0.08	(0.73)	2.32	(0.57)
Total from investment operations	1.12		(0.01)	(0.67)	2.22	(0.68)

Less distributions to shareholders from:
Net realized gains	(0.21)		(1.58)	(0.23)	(0.11)	(0.02)
Total distributions	(0.21)		(1.58)	(0.23)	(0.11)	(0.02)

Net asset value, end of year	$9.76		$8.85	$10.44	$11.34	$9.23

Total Return (c)	12.74%		0.39%	(6.09)%	24.09%	(6.91)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$114,343		$114,003	$119,009	$106,050	$96,604
Ratio of expenses to:
average net assets, before reimbursement (d)	2.05%		2.05%	2.05%	2.05%	2.09%
average net assets, net of reimbursement (d)	1.99%		2.03%	2.05%	2.05%	2.09%
Ratio of net investment income (loss) to average net assets (d)(e)	(0.04)%		(0.90)%	0.53%	(0.98)%	(1.07)%
Portfolio turnover rate	7%		11%	67%	19%	18%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

PFG MFS® Aggressive Growth Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years Presented)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.53	$10.32	$13.23	$9.64	$10.52

Investment operations:
Net investment income (loss) (a)	(0.03)	0.02	(0.06)	(0.14)	(0.04)
Net realized and unrealized gain (loss) on investments	1.02	(0.13)	(0.39)	4.10	(0.68)
Total from investment operations	0.99	(0.11)	(0.45)	3.96	(0.72)

Less distributions to shareholders from:
Net realized gains	(0.28)	(1.68)	(2.46)	(0.37)	(0.16)
Total distributions	(0.28)	(1.68)	(2.46)	(0.37)	(0.16)

Net asset value, end of year	$9.24	$8.53	$10.32	$13.23	$9.64

Total Return (b)	11.74%	(0.21)%	(5.81)%	41.39%	(7.10)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$100,911	$83,716	$88,076	$168,971	$118,933
Ratio of expenses to:
average net assets, before reimbursement (c)	2.05%	2.05%	2.05%	2.05%	2.09%
average net assets, net of reimbursement (c)	1.99%	2.03%	2.05%	2.05%	2.09%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.35)%	0.20%	(0.50)%	(1.18)%	(0.34)%
Portfolio turnover rate	18%	18%	30%	39%	7%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

PFG PIMCO Active Core Bond Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.43	$8.91	$10.15	$9.98	$9.95

Investment operations:
Net investment income (a)	0.26	0.31	0.07	0.18	0.19
Net realized and unrealized gain (loss) on investments	(0.18)	(0.53)	(0.95)	0.27	0.07
Total from investment operations	0.08	(0.22)	(0.88)	0.45	0.26

Less distributions to shareholders from:
Net investment income	(0.25)	(0.26)	(0.08)	(0.19)	(0.20)
Net realized gains	—	—	(0.28)	(0.09)	(0.03)
Return of capital	—	—	—	—	— (b)
Total distributions	(0.25)	(0.26)	(0.36)	(0.28)	(0.23)

Net asset value, end of year	$8.26	$8.43	$8.91	$10.15	$9.98

Total Return (c)	0.84%	(2.43)%	(9.00)%	4.43%	2.59%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$123,698	$115,328	$141,259	$169,153	$121,205
Ratio of expenses to:
average net assets, before reimbursement (d)	2.05%	2.05%	2.05%	2.05%	2.12%
average net assets, net of reimbursement (d)	1.99%	2.03%	2.05%	2.05%	2.12%
Ratio of net investment income to average net assets (d)©	3.07%	3.58%	0.71%	1.78%	1.92%
Portfolio turnover rate	25%	31%	53%	64%	89%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include expenses of the investment companies in which the Fund invests.

©	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

PFG Tactical Income Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Year		Year	Year	Period
	Ended		Ended	Ended	Ended
	April 30,		April 30,	April 30,	April 30,
	2024		2023	2022	2021(a)
Net asset value, beginning of year/period	$9.14		$9.19	$11.24	$10.00

Investment operations:
Net investment income (b)	0.18		0.15	0.07	0.17
Net realized and unrealized gain (loss) on investments	0.32		(0.13)	(0.75)	1.39
Total from investment operations	0.50		0.02	(0.68)	1.56

Less distributions to shareholders from:
Net investment income	(0.21)		—	(0.13)	(0.14)
Net realized gains	—		(0.07)	(1.24)	(0.18)
Total distributions	(0.21)		(0.07)	(1.37)	(0.32)

Net asset value, end of year/period	$9.43		$9.14	$9.19	$11.24

Total Return ©	5.47	% (d)	0.34%	(7.18)%	15.69	% (e)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$99,848		$116,490	$117,928	$116,538
Ratio of expenses to:
average net assets, before reimbursement (g)	2.05%		2.05%	2.05%	2.05	% (f)
average net assets, net of reimbursement (g)	1.99%		2.03%	2.05%	2.05	% (f)
Ratio of net investment income to average net assets (g)(h)	1.93%		1.72%	0.66%	1.59	% (f)
Portfolio turnover rate	41%		73%	104%	70	% (e)

(a)	For the period May 2, 2020 (commencement of operations) to April 30, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

(e)	Not annualized.

(f)	Annualized.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2024

1.	ORGANIZATION

The Pacific Financial Family of Mutual Funds is comprised of fifteen different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund currently offers Class R shares. The Funds are “fund of funds”, in that each Fund will generally invest in other investment companies. The Funds and their primary investment objective, as of April 30, 2024, are as follows:

Fund	Primary Objective
PFG American Funds® Conservative Income Strategy Fund	Current Income
PFG American Funds® Growth Strategy Fund	Growth of capital
PFG BNY Mellon Diversifier Strategy Fund	Income with a secondary objective of capital
appreciation
PFG BR Target Allocation Equity Strategy Fund	Growth of capital
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Current income
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Total return
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Growth of capital
PFG Invesco® Equity Factor Rotation Strategy Fund	Aggressive growth
PFG Janus Henderson® Balanced Strategy Fund	Capital appreciation with a secondary objective of
income
PFG JP Morgan® Tactical Aggressive Strategy Fund	Aggressive growth
PFG JP Morgan® Tactical Moderate Strategy Fund	Capital appreciation with a secondary objective of
income
PFG Meeder Tactical Strategy Fund	Capital appreciation
PFG MFS® Aggressive Growth Strategy Fund	Aggressive growth
PFG PIMCO Active Core Bond Strategy Fund	Income
PFG Tactical Income Strategy Fund	Current income

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2024 for each Fund’s investments measured at fair value:

PFG American Funds® Conservative Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$197,744,613	$—	$—	$197,744,613
Short-Term Investment	596,202	—	—	596,202
Total	$198,340,815	$—	$—	$198,340,815

PFG American Funds® Growth Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$782,947,036	$—	$—	$782,947,036
Short-Term Investment	2,255,473	—	—	2,255,473
Total	$785,202,509	$—	$—	$785,202,509

PFG BNY Mellon Diversifier Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,296,948	$—	$—	$2,296,948
Open End Funds	111,589,740	—	—	111,589,740
Short-Term Investment	410,734	—	—	410,734
Total	$114,297,422	$—	$—	$114,297,422

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

PFG BR Target Allocation Equity Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$224,852,935	$—	$—	$224,852,935
Short-Term Investment	1,452,924	—	—	1,452,924
Total	$226,305,859	$—	$—	$226,305,859

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,627,824	$—	$—	$26,627,824
Open End Funds	25,728,381	—	—	25,728,381
Short-Term Investment	296,576	—	—	296,576
Total	$52,652,781	$—	$—	$52,652,781

PFG Fidelity Institutional AM® Equity Index Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$297,051,275	$—	$—	$297,051,275
Short-Term Investment	2,531,484	—	—	2,531,484
Total	$299,582,759	$—	$—	$299,582,759

PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$183,027,768	$—	$—	$183,027,768
Open End Funds	188,170,817	—	—	188,170,817
Short-Term Investment	1,799,623	—	—	1,799,623
Total	$372,998,208	$—	$—	$372,998,208

PFG Invesco® Equity Factor Rotation Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$58,969,210	$—	$—	$58,969,210
Short-Term Investment	248,829	—	—	248,829
Total	$59,218,039	$—	$—	$59,218,039

PFG Janus Henderson® Balanced Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,751,958	$—	$—	$25,751,958
Open End Funds	245,225,262	—	—	245,225,262
Short-Term Investment	5,076,171	—	—	5,076,171
Total	$276,053,391	$—	$—	$276,053,391

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

PFG JP Morgan® Tactical Aggressive Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$102,530,385	$—	$—	$102,530,385
Open End Funds	161,719,233	—	—	161,719,233
Short-Term Investment	1,246,590	—	—	1,246,590
Total	$265,496,208	$—	$—	$265,496,208

PFG JP Morgan® Tactical Moderate Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$65,469,794	$—	$—	$65,469,794
Open End Funds	75,720,544	—	—	75,720,544
Short-Term Investments	618,613	—	—	618,613
Total	$141,808,951	$—	$—	$141,808,951

PFG Meeder Tactical Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$114,028,483	$—	$—	$114,028,483
Short-Term Investment	509,374	—	—	509,374
Total	$114,537,857	$—	$—	$114,537,857

PFG MFS® Aggressive Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$14,806,181	$—	$—	$14,806,181
Open End Funds	85,758,006	—	—	85,758,006
Short-Term Investment	488,506	—	—	488,506
Total	$101,052,693	$—	$—	$101,052,693

PFG PIMCO Active Core Bond Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$122,819,112	$—	$—	$122,819,112
Short-Term Investment	583,068	—	—	583,068
Total	$123,402,180	$—	$—	$123,402,180

PFG Tactical Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$9,632,316	$—	$—	$9,632,316
Open End Funds	90,002,354	—	—	90,002,354
Short-Term Investments	492,794	—	—	492,794
Total	$100,127,464	$—	$—	$100,127,464

*	Refer to the Schedules of Investments for industry classification.

The Funds did not hold any Level 2 or Level 3 securities during the period.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities under the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions, taken on returns filed for open tax years ended April 30, 2021 through April 30, 2023, or expected to be taken in the Funds’ April 30, 2024 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively. For the year ended April 30, 2024, the Funds did not have any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended April 30, 2024, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
PFG American Funds® Conservative Income Strategy Fund	$33,329,015	$25,854,085
PFG American Funds® Growth Strategy Fund	145,671,337	39,690,779
PFG BNY Mellon Diversifier Strategy Fund	34,961,175	71,330,187
PFG BR Target Allocation Equity Strategy Fund	329,109,894	250,208,719
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	69,152,866	36,857,424
PFG Fidelity Institutional AM® Equity Index Strategy Fund	130,223,126	122,370,684
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	224,163,858	200,227,947
PFG Invesco® Equity Factor Rotation Strategy Fund	73,689,181	54,897,775
PFG Janus Henderson® Balanced Strategy Fund	56,156,231	74,026,248
PFG JP Morgan® Tactical Aggressive Strategy Fund	124,709,678	146,297,209
PFG JP Morgan® Tactical Moderate Strategy Fund	95,255,054	127,371,025
PFG Meeder Tactical Strategy Fund	8,404,000	19,506,000
PFG MFS® Aggressive Growth Strategy Fund	25,223,884	16,618,943
PFG PIMCO Active Core Bond Strategy Fund	40,549,015	29,522,786
PFG Tactical Income Strategy Fund	44,030,545	62,944,503

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for the total assets under management of all funds managed by the Advisor up to $3 billion, and 1.20% of each Fund’s average daily net assets for the total assets under management of all funds managed by the Advisor over $3 billion.

For the year ended April 30, 2024, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
PFG American Funds® Conservative Income Strategy Fund	$2,421,871
PFG American Funds® Growth Strategy Fund	8,359,688
PFG BNY Mellon Diversifier Strategy Fund	1,671,375
PFG BR Target Allocation Equity Strategy Fund	1,943,968
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	493,164
PFG Fidelity Institutional AM® Equity Index Strategy Fund	3,893,478
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	4,425,414
PFG Invesco® Equity Factor Rotation Strategy Fund	565,925
PFG Janus Henderson® Balanced Strategy Fund	3,386,181
PFG JP Morgan® Tactical Aggressive Strategy Fund	3,251,136
PFG JP Morgan® Tactical Moderate Strategy Fund	1,913,178
PFG Meeder Tactical Strategy Fund	1,426,657
PFG MFS® Aggressive Growth Strategy Fund	1,153,378
PFG PIMCO Active Core Bond Strategy Fund	1,499,568
PFG Tactical Income Strategy Fund	1,338,707

Effective January 1, 2023, pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Funds, (the “Expense Limitation Agreement”), the Advisor has contractually agreed to waive a portion of its advisory fee to the extent necessary so that the total expenses incurred by each Fund (exclusive of any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) will not exceed 1.99% per annum of each Fund’s average daily net assets. The Expense Limitation Agreement may be terminated by the Board of Trustees upon 60 days’ written notice to the Advisor.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

For the year ended April 30, 2024, the following funds waived fees pursuant to the expense limitation agreement:

Fund
PFG American Funds® Conservative Income Strategy Fund	$107,028
PFG American Funds® Growth Strategy Fund	367,410
PFG BNY Mellon Diversifier Strategy Fund	74,348
PFG BR Target Allocation Equity Strategy Fund	84,922
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	21,491
PFG Fidelity Institutional AM® Equity Index Strategy Fund	170,919
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	194,714
PFG Invesco® Equity Factor Rotation Strategy Fund	24,706
PFG Janus Henderson® Balanced Strategy Fund	149,662
PFG JP Morgan® Tactical Aggressive Strategy Fund	143,607
PFG JP Morgan® Tactical Moderate Strategy Fund	84,782
PFG Meeder Tactical Strategy Fund	63,064
PFG MFS® Aggressive Growth Strategy Fund	50,858
PFG PIMCO Active Core Bond Strategy Fund	66,192
PFG Tactical Income Strategy Fund	59,336

Effective May 1, 2020, The Pacific Financial Group, Inc. (“TPFG), an affiliate of the Advisor, entered into an Administrative Services Agreement with the Trust (the “Administrative Services Agreement”). Under the terms of the Administrative Services Agreement, TPFG receives a fee from each Fund in an amount equal to 0.70% of the Fund’s average daily net assets. In exchange, TPFG is responsible for providing the following services and to pay for the following Fund expenses.

The Funds are used to construct Model Portfolios, consisting solely of the Funds, which are purchased by the Funds’ shareholders. The shareholders are investment management clients of TPFG and are typically introduced to TPFG by a Financial Intermediary. In most, but not all, instances, the shareholders are participants in a retirement plan, regulated by ERISA or by Internal Revenue Code, and the shareholders invest in the Model Portfolios through a self-directed brokerage account (“SDBA”) or a similar type of account made available by the retirement plan.

Among the services provided to shareholders, by TPFG, under the Administrative Services Agreement, are: (i) assistance in opening an account in which the shareholder will invest in a Model Portfolio; (ii) providing resources that enable the Financial Intermediary to assist the shareholder, in identifying the shareholder’s investment objective and risk profile; (iii) educating, and responding to questions from, shareholders, or from Financial Intermediaries acting on behalf of a shareholder, about the Funds and the Model Portfolios; (iv) trading Model Portfolios on behalf of shareholders, and reconciling those trades, typically with the custodian of a retirement plan; (v) maintaining records of investments in Model Portfolios, the performance of Model Portfolios, and contributions to, and withdrawals from, Model Portfolios, for shareholders and for their Financial Intermediaries; and (vi) assisting in account maintenance, account closings, and account transfers, for shareholders. All of these services are in addition to the services provided by other Fund Service Providers.

In addition to providing services, TPFG is responsible to make the following payments, on behalf of the Funds: (a) the fees and certain expenses incurred in connection with the provision of Fund Administration, Fund Accounting and Fund Transfer Agent Services; (b) the fees and certain expenses of the Funds’ Custodian; (c) the fees charged by retirement plan or other custodians that maintain SDBAs or other brokerage accounts for Fund shareholders; (d) the charges and expenses of legal counsel and independent accountants for the Funds; (e) the fees and expenses of Trustees who are not affiliated persons of the Advisor or Distributor; (f) the fees of the Funds’ participation in any trade association of which the Trust may be a member; (g) the cost of fidelity and liability insurance; (h) the fees and expenses involved in maintaining registration of the Fund and of the Funds’ shares with the SEC, maintaining qualification of the Funds’ shares under state securities laws, and the preparation and printing of the Fund’s registration statements and prospectuses for such purposes; (i) expenses of shareholders and Trustees’ meetings; and (j) expenses of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to shareholders (collectively, “Fund Operating Expenses”).

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

Under the Administrative Services Agreement, Fund Operating Expenses do not include (i) advertising, promotion and other expenses incurred in connection with the sale or distribution of the Funds’ shares (including expenses that the Funds are authorized to pay pursuant to Rule 12b-1); (ii) brokerage fees and commissions; (iii) taxes; (iv) borrowing costs; (iv) fees and expenses of investment companies acquired by a Fund; (v) advisory fees payable to the Funds’ Advisor; and (vi) extraordinary or non-recurring expenses, such as litigation and indemnification expenses. TPFG’s role with respect to paying Fund Operating Expenses shall be as the paying agent, without responsibility (under the Administrative Services Agreement) for the manner of performance by the Funds’ service providers.

The Administrative Services Agreement will continue in effect for one (1) year and thereafter shall continue from year to year provided such continuance is approved at least annually by a vote of the majority of the Trustees. The Servicing Administration Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the TPFG, or by holders of a majority of that Trust’s outstanding shares.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate up to 0.25% of its average daily net assets.

Northern Lights Fund Distributors, LLC, the Fund’s distributor (“Distributor”), and other entities are paid under the Plan for services provided and the expenses borne by the Distributor and others, such as custodial platform providers and retirement plan administrators (“Platforms”), in the distribution of Fund shares and in the servicing of Fund shareholders. For the Distributor, such services and expenses include overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. For Platforms, the Plan permits the payment of fees charged by Platforms for distribution services provided in connection with Fund shares and custodial, recordkeeping and other services provided to Fund shareholders.

For financial intermediaries, such as brokers, investment advisers, financial planners, banks, insurance companies and others, including their respective representatives (collectively, “Financial Intermediaries”), Plan fees may be used for payment of shareholder services, such as shareholder account administrative services, and marketing support, which may include access to, or financial support for, sales meetings; access to sales representatives and Financial Intermediary management representatives; inclusion of the Funds on a sales list, including a preferred or select sales list; printing and distribution of sales literature and advertising materials; or participation in other sales programs. If you work with a Financial Intermediary in investing in the Funds, the Financial Intermediary may receive 12b-1 fees from the Distributor, for the marketing support and shareholder services provided by the Financial Intermediary.

Each Fund is currently accruing 0.10% of its average daily net assets under the plan. For the year ended April 30, 2024, pursuant to the Plan, the Funds accrued the following fees:

Fund	12b-1 Fee
PFG American Funds® Conservative Income Strategy Fund	$193,645
PFG American Funds® Growth Strategy Fund	668,584
PFG BNY Mellon Diversifier Strategy Fund	133,596
PFG BR Target Allocation Equity Strategy Fund	155,517
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	39,458
PFG Fidelity Institutional AM® Equity Index Strategy Fund	311,407
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	353,914
PFG Invesco® Equity Factor Rotation Strategy Fund	45,276
PFG Janus Henderson® Balanced Strategy Fund	270,747
PFG JP Morgan® Tactical Aggressive Strategy Fund	259,956
PFG JP Morgan® Tactical Moderate Strategy Fund	152,952
PFG Meeder Tactical Strategy Fund	114,069
PFG MFS® Aggressive Growth Strategy Fund	92,230
PFG PIMCO Active Core Bond Strategy Fund	119,904
PFG Tactical Income Strategy Fund	107,025

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Services, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with UFS, TPFG pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from TPFG.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from TPFG.

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the year ended April 30, 2024 with affiliated companies are as follows:

PFG BNY Mellon Diversifier Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Depreciation	Period	Income
05580Wi41	BNY Mellon Core Plus Fund, Class I	$91,225,721	$20,921,000	$30,771,500	$(6,772,241)	$2,802,040	$77,405,020	$3,636,850

As of April 30, 2024, the PFG BNY Mellon Diversifier Strategy Fund did not hold any affiliated investments.

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

						Change in
		Value-Beginning of			Net Realized	Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Gain	Appreciation	Period	Income
316188101	Fidelity Corporate Bond ETF	$—	$14,504,871	$1,314,709	$12,457	$113,943	$13,316,562	$382,028

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
316092881	Fidelity MSCI Materials Index ETF	$54,658,458	$28,819,793	$22,706,774	$1,233,266	$5,894,406	$67,899,149	$1,169,423

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

PFG Invesco Equity Factor Rotation Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
46138E396	Invesco S&P 500 Enhanced Value ETF	$—	$12,314,948	$3,673,321	$147,465	$1,229,560	$10,018,652	$141,405

PFG JP Morgan® Tactical Aggressive Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Appreciation	Period	Income
46641Q209	JPMorgan Diversified Return International Equity ETF	$20,612,547	$10,871,439	$9,398,798	$(944,797)	$1,330,484	$22,470,875	$1,544,673

PFG Meeder Tactical Strategy Fund

						Change in
						Unrealized
		Value-Beginning of			Net Realized	Appreciation/	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Gain/(Loss)	(Depreciation)	Period	Income
58510R762	Meeder Dynamic Allocation Fund, Institutional Class	$19,098,530	$974,000	$3,509,000	$(757,609)	$3,447,682	$19,253,603	$306,566
58510R788	Meeder Muirfield Fund, Institutional Class	63,563,972	5,135,000	12,185,000	(777,534)	8,224,159	63,960,597	1,170,360
58510R655	Meeder Spectrum Fund, Institutional Class	11,335,960	905,000	1,415,000	139,625	531,095	11,496,680	184,860
		$93,998,462	$7,014,000	$17,109,000	$(1,395,518)	$12,202,936	$94,710,880	$1,661,786

PFG Tactical Income Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Appreciation	Period	Income
47103Y649	Janus Henderson Asia Equity Fund, Class N	$2,825,716	$420,150	$1,059,626	$(171,028)	$245,881	$2,261,093	$1,233
47103X823	Janus Henderson Responsible International Dividend Fund, Class N	8,932,055	5,457,274	3,114,350	(74,298)	904,113	12,104,794	327,249
		$11,757,771	$5,877,424	$4,173,976	$(245,326)	$1,149,994	$14,365,887	$328,482

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
PFG American Funds® Conservative Income Strategy Fund	$220,638,714	$1,832,379	$(24,130,278)	$(22,297,899)
PFG American Funds® Growth Strategy Fund	764,418,751	40,527,726	(19,744,008)	20,783,718
PFGBNY Mellon Diversifier Strategy Fund	123,545,423	905,110	(10,153,111)	(9,248,001)
PFG BR Target Allocation Equity Strategy Fund	215,710,642	11,168,382	(573,165)	10,595,217
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	52,740,282	254,334	(341,835)	(87,501)
PFG Fidelity Institutional AM® Equity Index Strategy Fund	262,789,986	36,984,960	(192,187)	36,792,773
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	342,362,146	37,587,486	(6,951,424)	30,636,062
PFGInvesco® Equity Factor Rotation Strategy Fund	53,516,952	5,736,124	(35,037)	5,701,087
PFG Janus Henderson® Balanced Strategy Fund	290,806,181	2,346,887	(17,099,677)	(14,752,790)
PFG JP Morgan® Tactical Aggressive Strategy Fund	240,497,742	29,841,094	(4,842,628)	24,998,466
PFG JP Morgan® Tactical Moderate Strategy Fund	137,248,662	10,213,286	(5,716,814)	4,496,472
PFG Meeder Tactical Strategy Fund	115,090,974	1,985,750	(2,545,522)	(559,772)
PFG MFS® Aggressive Growth Strategy Fund	95,615,647	7,563.902	(2,131,855)	5,437,047
PFG PIMCO Active Core Bond Strategy Fund	140,017,919	911,957	(17,527,706)	(16,515,739)
PFG Tactical Income Strategy Fund	100,731,401	3,646,604	(4,409,012)	(762,408)

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended April 30, 2024 and the fiscal year ended April 30, 2023 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2024	Income	Capital Gains	Capital	Total
PFG American Funds® Conservative Income Strategy Fund	$3,506,604	$753,053	$—	$4,259,657
PFG American Funds® Growth Strategy Fund	—	2,643,452	—	2,643,452
PFG BNY Mellon Diversifier Strategy Fund	1,242,452	—	—	1,242,452
PFGBR Target Allocation Equity Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	674,560	—	—	674,560
PFG Fidelity Institutional AM® Equity Index Strategy Fund	841,816	11,225,585	—	12,067,401
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	2,564,801	6,245,608	—	8,810,409
PFGInvesco® Equity Factor Rotation Strategy Fund	—	—	—	—
PFG Janus Henderson® Balanced Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	—
PFGJP Morgan® Tactical Moderate Strategy Fund	779,755	—	—	779,755
PFG Meeder Tactical Strategy Fund	—	2,479,786	—	2,479,786
PFG MFS® Aggressive Growth Strategy Fund	—	2,983,194	—	2,983,194
PFG PI MCO Active Core Bond Strategy Fund	3,524,434	—	—	3,524,434
PFG Tactical Income Strategy Fund	2,264,301	—	—	2,264,301

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2023	Income	Capital Gains	Capital	Total
PFG American Funds® Conservative Income Strategy Fund	$1,257,966	$4,570,752	$—	$5,828,718
PFG American Funds® Growth Strategy Fund	—	90,892,908	—	90,892,908
PFG BNY Mellon Diversifier Strategy Fund	6,136,575	1,046,834	—	7,183,409
PFG BR Target Allocation Equity Strategy Fund	—	3,884,118	—	3,884,118
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	25,196	5,105	—	30,301
PFG Fidelity Institutional AM® Equity Index Strategy Fund	658,232	8,109,741	—	8,767,973
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	7,136,380	18,862,200	—	25,998,580
PFG Invesco© Equity Factor Rotation Strategy Fund	—	—	—	—
PFG Janus Henderson® Balanced Strategy Fund	—	8,642,424	—	3,642,424
PFGJP Morgan® Tactical Aggressive Strategy Fund	—	13,830,184	—	13,830,184
PFGJP Morgan® Tactical Moderate Strategy Fund	909	12,732,806	—	12,733,715
PFG Meeder Tactical Strategy Fund	—	16,967,616	—	16,967,616
PFG MFS® Aggressive Growth Strategy Fund	—	13,300,171	—	13,300,171
PFG PI MCO Active Core Bond Strategy Fund	3,403,797	—	—	3,403,797
PFG Tactical Income Strategy Fund	76,562	834,906	—	911,463

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

As of April 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss
	Ordinary	Long-Term	and
	Income	Capital Gains	Late Year Loss
PFG American Funds® Conservative Income Strategy Fund	$891,827	$447,622	$—
PFG American Funds® Growth Strategy Fund	—	27,730,875	(4,514,219)
PFG BNY Mellon Diversifier Strategy Fund	323,454	—	(4,729,616)
PFG BR Target Allocation Equity Strategy Fund	—	—	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	271,865	—	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	21,623,758	(1,683,306)
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	217,998	15,013,361	—
PFG Invesco® Equity Factor Rotation Strategy Fund	—	—	(66,482)
PFG Janus Henderson® Balanced Strategy Fund	1,073,901	—	(600,262)
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	1,662,503	—	—
PFG Meeder Tactical Strategy Fund	—	728,042	(371,210)
PFG MFS® Aggressive Growth Strategy Fund	—	3,637,045	—
PFG PIMCO Active Core Bond Strategy Fund	999,198	—	(9,561)
PFG Tactical Income Strategy Fund	1,390,861	—	—

	Capital Loss	Other	Unrealized	Total
	Carry	Book/Tax	Appreciation/	Accumulated
	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
PFG American Funds® Conservative Income Strategy Fund	$—	$—	$(22,297,899)	$(20,958,450)
PFG American Funds® Growth Strategy Fund	—	—	20,783,718	44,000,374
PFG BNY Mellon Diversifier Strategy Fund	(4,659,530)	—	(9,248,001)	(18,313,693)
PFG BR Target Allocation Equity Strategy Fund	(7,424,108)	—	10,595,217	3,171,109
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	(1,134,456)	—	(87,501)	(950,092)
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	—	36,792,773	56,733,225
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—	—	30,636,062	45,867,421
PFG Invesco® Equity Factor Rotation Strategy Fund	(14,741,536)	—	5,701,087	(9,106,931)
PFG Janus Henderson® Balanced Strategy Fund	(12,823,751)	—	(14,752,790)	(27,102,902)
PFG JP Morgan® Tactical Aggressive Strategy Fund	(3,816,181)	—	24,998,466	21,182,285
PFG JP Morgan® Tactical Moderate Strategy Fund	(11,534,526)	—	4,496,473	(5,375,550)
PFG Meeder Tactical Strategy Fund	—	—	(559,772)	(202,940)
PFG MFS® Aggressive Growth Strategy Fund	—	—	5,437,047	9,074,092
PFG PIMCO Active Core Bond Strategy Fund	(6,942,562)	—	(16,615,739)	(22,568,664)
PFG Tactical Income Strategy Fund	(10,468,717)	—	(762,408)	(9,840,264)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and foreign tax pass through basis adjustments.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
PFG American Funds® Conservative Income Strategy Fund	$—
PFG American Funds® Growth Strategy Fund	4,514,219
PFG BNY Mellon Diversifier Strategy Fund	—
PFG BR Target Allocation Equity Strategy Fund	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	1,683,306
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—
PFG Invesco® Equity Factor Rotation Strategy Fund	66,482
PFG Janus Henderson® Balanced Strategy Fund	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG Meeder Tactical Strategy Fund	371,210
PFG MFS® Aggressive Growth Strategy Fund	—
PFG PIMCO Active Core Bond Strategy Fund	—
PFG Tactical Income Strategy Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October Losses
PFG American Funds® Conservative Income Strategy Fund	$—
PFG American Funds® Growth Strategy Fund	—
PFG BNY Mellon Diversifier Strategy Fund	4,729,616
PFG BR Target Allocation Equity Strategy Fund	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—
PFG Invesco® Equity Factor Rotation Strategy Fund	—
PFG Janus Henderson® Balanced Strategy Fund	600,262
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG Meeder Tactical Strategy Fund	—
PFG MFS® Aggressive Growth Strategy Fund	—
PFG PIMCO Active Core Bond Strategy Fund	9,561
PFG Tactical Income Strategy Fund	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

At April 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
PFG American Funds® Conservative Income Strategy Fund	$—	$—	$—	$—
PFG American Funds® Growth Strategy Fund	—	—	—	—
PFG BNY Mellon Diversifier Strategy Fund	—	4,659,530	4,659,530	—
PFG BR Target Allocation Equity Strategy Fund	—	7,424,108	7,424,108	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	339,229	795,227	1,134,456	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—	—	—	—
PFG Invesco® Equity Factor Rotation Strategy Fund	—	14,741,536	14,741,536	—
PFG Janus Henderson® Balanced Strategy Fund	8,993,497	3,830,254	12,823,751	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	3,816,181	—	3,816,181	11,106,008
PFGJP Morgan® Tactical Moderate Strategy Fund	9,012,055	2,522,471	11,534,526	287,777
PFG Meeder Tactical Strategy Fund	—	—	—	—
PFG MFS® Aggressive Growth Strategy Fund	—	—	—	—
PFG PIMCO Active Core Bond Strategy Fund	1,752,074	5,190,488	6,942,562	—
PFG Tactical Income Strategy Fund	3,183,031	7,285,686	10,468,717	—

During the fiscal year ended April 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, and use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended April 30, 2024 as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
PFG American Funds® Conservative Income Strategy Fund	$—	$—
PFG American Funds® Growth Strategy Fund	(3,460,934)	3,460,934
PFG BNY Mellon Diversifier Strategy Fund	(1,821)	1,821
PFG BR Target Allocation Equity Strategy Fund	(797,266)	797,266
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	2,683,938	(2,683,938)
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	2,073,074	(2,073,074)
PFG Invesco® Equity Factor Rotation Strategy Fund	(41,091)	41,091
PFG Janus Henderson® Balanced Strategy Fund	—	—
PFGJP Morgan® Tactical Aggressive Strategy Fund	(734,616)	734,616
PFGJP Morgan® Tactical Moderate Strategy Fund	—	—
PFG Meeder Tactical Strategy Fund	(115,798)	115,798
PFG MFS® Aggressive Growth Strategy Fund	(319,683)	319,683
PFG PIMCO Active Core Bond Strategy Fund	—	—
PFG Tactical Income Strategy Fund	(5,092)	5,092

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2024, beneficial ownership in excess of 25% for the Funds is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
PFG American Funds® Conservative Income Strategy Fund	Charles Schwab	29%
	NFS	47%
PFG American Funds® Growth Strategy Fund	Charles Schwab	28%
	NFS	51%
PFG BNY Mellon Diversifier Strategy Fund	Charles Schwab	30%
	NFS	45%
PFG BR Target Allocation Equity Strategy Fund	Charles Schwab	25%
	NFS	58%
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	NFS	43%
	Pershing	33%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Charles Schwab	26%
	NFS	54%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Charles Schwab	28%
	NFS	49%
PFG Invesco® Equity Factor Rotation Strategy Fund	Charles Schwab	32%
	NFS	52%
PFG Janus Henderson® Balanced Strategy Fund	Charles Schwab	31%
	NFS	45%
PFG JP Morgan® Tactical Aggressive Strategy Fund	Charles Schwab	26%
	NFS	53%
PFG JP Morgan® Tactical Moderate Strategy Fund	Charles Schwab	27%
	NFS	43%
	Pershing	29%
PFG Meeder Tactical Strategy Fund	Charles Schwab	35%
	NFS	46%
PFG MFS® Aggressive Growth Strategy Fund	Charles Schwab	36%
	NFS	48%
PFG PIMCO Active Core Bond Strategy Fund	NFS	60%
PFG Tactical Income Strategy Fund	Charles Schwab	30%
	NFS	39%
	Pershing	31%

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

Fund	Investment	Percentage of Net Assets
PFG BNY Mellon Diversifier Strategy Fund	BNY Mellon Core Plus Fund,Class I	67.7%
PFG BR Target Allocation Equity Strategy Fund	iShares Core S&P 500 ETF	37.5%
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Fidelity Corporate Bond ETF	25.3%
	Fidelity Total Bond Fund, Class Z	33.8%
PFG FidelityStrategy Fund Institutional AM® Equity Index	Fidelity 500 Premium Class Index Fund, Institutional	45.3%
PFG Janus Henderson® Balanced Strategy Fund	Janus Henderson Balanced Fund, Class N	79.8%
PFG JP Morgan® Tactical Aggressive Strategy Fund	JPMorgan U.S. Equity Fund, Class R6	26.5%
PFG Meeder Tactical Strategy Fund	Meeder Muirfield Fund, Institutional Class	55.9%
PFG PIMCO Active Core Bond Strategy Fund	PIMCO Income Fund, Institutional Class	26.8%
	PIMCO Class Total Return Fund, Institutional	39.7%

10.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflict, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of a Fund. The novel coronavirus (COVID- 19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

11.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Pacific Financial Funds and

Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Pacific Financial Funds, comprising the funds listed below (the “Funds”), each a series of Northern Lights Fund Trust, as of April 30, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2024, and the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operation	Statements of Changes in Net Assets	Financial Highlights
PFG BNY Mellon Diversifier Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund and PFG PIMCO Active Core Bond Strategy Fund (formerly PFG Active Core Bond Strategy Fund)	For the year ended April 30, 2024	For the years ended April 30, 2024 and 2023	For the years ended April 30, 2024, 2023, 2022, 2021 and 2020
PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Growth Strategy Fund, PFG BR Target Allocation Equity Strategy Fund (formerly PFG BR Equity ESG Strategy Fund), PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund and PFG Tactical Income Strategy Fund	For the year ended April 30, 2024	For the years ended April 30, 2024 and 2023	For the years ended April 30, 2024, 2023, 2022 and for the period from May 2, 2020 (commencement of operations) through April 30, 2021
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund (formerly PFG Fidelity Institutional AM® Bond ESG Strategy Fund), PFG Invesco® Equity Factor Rotation Strategy Fund (formerly Invesco® Thematic ESG Strategy Fund) and PFG Janus Henderson® Balanced Strategy Fund	For the year ended April 30, 2024	For the years ended April 30, 2024 and 2023	For the years ended April 30, 2024, 2023 and for the period from October 29, 2021 (commencement of operations) through April 30, 2022

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of certain previously related investment companies within the Fund family since 2008.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

June 27, 2024

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
April 30, 2024 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
						Expenses
	Fund’s Annualized	Beginning Account	Ending Account	Expenses Paid	Ending Account	Paid During
	Expense Ratio	Value	Value	During Period	Value	Period
PFG American Funds® Conservative Income Strategy Fund *	1.99%	$1,000.00	$1,053.90	$10.16	$1,014.97	$9.97
PFG American Funds® Growth Strategy Fund *	1.99%	$1,000.00	$1,220.70	$10.99	$1,014.97	$9.97
PFG BNY Mellon Diversifier Strategy Fund *	1.99%	$1,000.00	$1,068.10	$10.23	$1,014.97	$9.97
PFG BR Target Allocation Equity Strategy Fund *	1.99%	$1,000.00	$1,186.60	$10.82	$1,014.97	$9.97
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund *	1.99%	$1,000.00	$1,052.60	$10.16	$1,014.97	$9.97
PFG Fidelity Institutional AM® Equity Index Strategy Fund *	1.99%	$1,000.00	$1,183.40	$10.80	$1,014.97	$9.97
PFG Fidelity Institutional AM® Equity Sector Strategy Fund *	1.99%	$1,000.00	$1,188.90	$10.83	$1,014.97	$9.97
PFG Invesco® Equity Factor Rotation Strategy Fund *	1.99%	$1,000.00	$1,207.30	$10.92	$1,014.97	$9.97
PFG Janus Henderson® Balanced Strategy Fund *	1.99%	$1,000.00	$1,129.20	$10.53	$1,014.97	$9.97
PFG JP Morgan® Tactical Aggressive Strategy Fund *	1.99%	$1,000.00	$1,186.20	$10.82	$1,014.97	$9.97
PFG JP Morgan® Tactical Moderate Strategy Fund *	1.99%	$1,000.00	$1,135.10	$10.56	$1,014.97	$9.97
PFG Meeder Tactical Strategy Fund *	1.99%	$1,000.00	$1,158.80	$10.68	$1,014.97	$9.97
PFG MFS® Aggressive Growth Strategy Fund *	1.99%	$1,000.00	$1,165.20	$10.71	$1,014.97	$9.97
PFG PIMCO Active Core Bond Strategy Fund *	1.99%	$1,000.00	$1,053.30	$10.16	$1,014.97	$9.97
PFG Tactical Income Strategy Fund *	1.99%	$1,000.00	$1,100.50	$10.39	$1,014.97	$9.97

*	Expenses Paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the full six-month period).

THE PACIFIC FINANCIAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2024

Foreign Tax Credit

The following funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended April 30, 2024, and April 30, 2023 were as follows:

For fiscal year ended
4/30/2024	Foreign Taxes Paid	Foreign Source Income
PFG JP Morgan®Tactical Moderate Strategy Fund	$0.0062	$0.0759
PFG Tactical Income Strategy Fund	$0.0336	$0.0894

For fiscal year ended
4/30/2023	Foreign Taxes Paid	Foreign Source Income
PFG JP Morgan®Tactical Moderate Strategy Fund	$0.0059	$0.0607
PFG Tactical Income Strategy Fund	$0.0012	$0.0099

THE PACIFIC FINANCIAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2024

The Pacific Financial Group, LLC – Adviser to the following funds:

PFG JP Morgan Tactical Moderate Strategy Fund (“JP Morgan Moderate”),
PFG JP Morgan Tactical Aggressive Strategy Fund (“JP Morgan Aggressive”),
PFG Meeder Tactical Strategy Fund (“PFG Meeder”),
PFG BNY Mellon Diversifier Strategy Fund (“PFG BNY Mellon”)
PFG Active Core Bond Strategy Fund (“PFG Active Core”),
PFG MFS® Aggressive Growth Strategy Fund (“PFG MFS”),
PFG American Funds® Growth Strategy Fund (“PFG American Growth”),
PFG American Funds® Conservative Income Strategy Fund (“PFG American Conservative”),
PFG BR Equity ESG Strategy Fund (“PFG BR Equity”),
PFG Fidelity Institutional AM® Equity Sector Strategy Fund (“PFG Fidelity Sector”),
PFG Fidelity Institutional AM® Equity Index Strategy Fund (“PFG Fidelity Index”),
PFG Tactical Income Strategy Fund (“PFG Tactical”)
PFG Fidelity Institutional AM® Bond ESG Strategy Fund (“PFG Fidelity Bond”)
PFG Janus Henderson® Balanced Strategy Fund (“PFG Janus Balanced”)
PFG Invesco® Equity Factor Rotation Strategy Fund (“PFG Invesco”)
(each the “Fund” and collectively the “PFG Funds”) *

In connection with the regular meeting held on November 13-14, 2023 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between The Pacific Financial Group, LLC (“PFG” or “Adviser”) and the Trust, with respect to the PFG Funds. In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board acknowledged that the Adviser was founded in 1984 and provided money management services and investment solutions through model portfolios structured for retirement plan participants customized to their individual financial goals and risk profiles. The Board noted that the Adviser created and administered a unique program that enabled retirement plan participants to access the combined experience and skills of well-known strategists and the PFG investment team to construct customized model portfolios. The Board recognized that the Adviser managed approximately $2.825 billion in assets and when combined with its affiliate managed over $3.763 billion. The Board reviewed the background information of key investment personnel responsible for servicing the PFG Funds taking into consideration the team’s educational background and financial industry experience. The Board noted that the Adviser performed ongoing due diligence of each PFG Fund’s strategy and models. They considered the Adviser’s investment process and acknowledged that the Adviser used third party research tools to compare investment performance to peer groups and benchmarks. The Board further noted that the research tools allowed investors to build portfolios customized to an investor’s risk tolerances and investment goals. The Board reviewed the Adviser’s broker-dealer criteria selection and noted that the Adviser selected and evaluated broker-dealers based on a variety of abilities including execution quality, research provided, trade reporting analysis, and commission rates. The Board acknowledged that the Adviser engaged a third-party to assist with its cybersecurity program and reported no data security incidents over the past year. The Adviser reported no material compliance or litigation issues since the previous advisory contract renewal. The Board concluded that the Adviser provided quality service to the PFG Funds and their respective shareholders and should continue to do so.

THE PACIFIC FINANCIAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2024

Performance.

JP Morgan Moderate. The Board discussed the Fund’s objective and strategy, noting that its primary objective was to provide capital appreciation with a secondary objective of income by investing 80% of the Fund’s assets in funds advised by J.P. Morgan. The Board noted that the Fund underperformed the peer group median, Morningstar category median and benchmark index across all time periods. The Board discussed the Fund’s standard deviation, noting that it ranked in the second quartile among the peer group and Morningstar category for the one-year period. The Board noted that the Adviser attributed underperformance to the elevated inflation pressure and rising interest rates. The Board acknowledged that while the Fund may underperform at times because of the tactically defensive strategy it could also provide shareholders lower volatility.

JP Morgan Aggressive. The Board reviewed the Fund’s performance, noting that the Fund’s returns slightly underperformed the benchmark returns for the one -year period, however, it was equal to the category median and outperformed the peer group median. The Board noted that the Fund underperformed the Morningstar category for the three year and since inception periods but outperformed the Morningstar category median over the three-year period. The Board acknowledged that the Fund underperformed its benchmark across all periods but had demonstrated improved performance over the last 12 months, ranking in the first and second quartiles in all statistics among its peer group and category. The Board considered the Adviser’s explanation for the Fund’s underperformance, noting that its underweight exposure to US large growth and overweight US value equities relative to the benchmark in the past year. The Board agreed that performance was acceptable.

PFG Meeder. The Board discussed the Fund’s objective and strategy, noting that its objective was to provide capital appreciation by investing 80% of the Fund’s assets in funds managed by Meeder Investment Management, Inc. The Board noted that the Fund had outperformed the Morningstar category median and benchmark index over the one -year period while underperforming the peer group median. The Board acknowledged that the Fund outperformed its benchmark over the three-year period, however it underperformed the category and peer group median over the same timeframe. The Board further noted that the Fund had underperformed its peer group, Morningstar category and benchmark index over the five year and since inception periods. The Board acknowledged that the Adviser attributed long-term underperformance to the Fund’s defensive positioning during various time periods. The Board concluded that the Adviser was implementing the strategy as designed.

PFG BNY Mellon. The Board discussed the Fund’s objective and strategy, noting that it was designed to invest more than 80% of the Fund’s assets in funds advised by BNY Mellon Investor Solutions, LLC. The Board considered the Fund’s performance, acknowledging that it outperformed the benchmark for the one-year period and underperformed the peer group median and Morningstar category median for the same period. The Board further considered that the Fund outperformed the benchmark over the three year and since inception periods while it underperformed the peer group and Morningstar category over the same timeframe. The Board noted that over the last 12 months the Fund’s natural resource exposure was the highest contributor to returns over the 12-month timeframe. The Board concluded that the Adviser had implemented the strategy as designed.

PFG Active Core. The Board considered the Fund’s strategy and recent performance, noting that the Adviser invested 80% of the Fund’s assets in funds, primarily those managed by Pacific Investment Management Company LLC. They noted that the Fund outperformed its benchmark index while it underperformed its Morningstar category and peer group median across the one-year and three-year periods. They further noted that the Fund underperformed its peer group, benchmark index, and Morningstar category since inception. They considered the reasons for the Fund’s mixed performance. The Board concluded that the Adviser had managed the Fund in a manner consistent with its investment objective.

PFG MFS. The Board reviewed the Fund’s investment objective and strategy, noting that the Adviser sought to achieve the Fund’s objective by investing at least 80% of the Fund’s assets in funds managed by MFS Investment Management. They noted that the Fund underperformed the Fund’s Morningstar category median, benchmark index, and peer group median over a one-year period. The Board further noted that the Fund had underperformed its benchmark index and Morningstar category over the three-year and since inception periods. The Board acknowledged that the Fund may underperform during periods of outperformance in value style due to the overweight nature in growth style funds. The Board concluded that the Fund had provided growth of capital, meeting its objective.

THE PACIFIC FINANCIAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2024

PFG American Growth. The Board reviewed the Fund’s investment objective and strategy, noting that the Adviser sought to achieve the Fund’s objective by investing at least 80% of the Fund’s assets in mutual funds managed by Capital Research and Management. They considered the Fund’s performance and acknowledged that it outperformed its peer group median and benchmark index for the one-year period while it underperformed the Morningstar category over the same time. They noted the Fund underperformed the peer group median, Morningstar Category, and benchmark index over the three-year and since inception periods. The Board acknowledged that the Adviser believed the strategy would be competitive over a longer time period.

PFG American Conservative. The Board discussed the Fund’s investment strategy and objective and noted that the Fund underperformed the peer group and benchmark index for the one-year period. The Board noted that the Fund performed in line with the benchmark index and underperformed the peer median group over the three-year timeframe while it underperformed both since inception. The Board noted that the Fund had a relatively short history, and the Adviser expected the Fund to perform more in line with its peer group and Morningstar category over a full market cycle. The Board concluded that the Adviser should be retained over a longer period to continue managing the Fund for further analysis.

PFG BR Equity. The Board considered the Fund’s objective and strategy and noted that the Adviser invested 80% of the Fund’s assets in ETFs that were part of the iShare complex managed by BlackRock Fund Advisors, LLC. They acknowledged that the Fund underperformed its benchmark index and Morningstar category over the one-year period but it outperformed its peer group median over the same time. The Board also noted that since inception the Fund had underperformed its benchmark index, peer median group and Morningstar category. The Board acknowledged that the Adviser attributed the Fund’s underperformance to its overweight to aggressive growth and cyclical investments and the largest contributor to performance was the iShares MSCI USA ESG Select ETF. The Board acknowledged that the Adviser recently changed the strategy of the Fund from ESG to non-ESG focused, which the Adviser believed would positively impact the Fund’s performance. The Board concluded that performance was acceptable.

PFG Fidelity Sector. The Board reviewed the Fund’s investment objective and strategy, noting that the Adviser sought to achieve the Fund’s investment objective by investing at least 80% of the Fund’s assets in Fidelity mutual funds and Fidelity ETFs. They acknowledged that the Fund outperformed its peer group median, category median, and benchmark index over the one-year, three-year and since inception periods. The Board concluded that the Adviser had managed the Fund in a manner consistent with its investment objective.

PFG Fidelity Index. The Board reviewed the Fund’s investment objective and strategy, noting that the Adviser invested more than 80% of the Fund’s assets in mutual funds and ETFs managed by Fidelity. They evaluated the performance of the Fund, noting that it underperformed the Fund’s benchmark index over the one-year period, but outperformed the median peer group and generally tracked the Morningstar Category over the same period. The Board further noted that the Fund underperformed the benchmark index over the three-year period and since inception while it generally tracked the peer group and Morningstar category over the same period. The Board concluded that the Adviser implemented the Fund’s strategy as designed and the Adviser should be afforded additional time to achieve the Fund’s potential.

PFG Tactical. The Board reviewed the Fund’s investment objective and strategy and noted that the Adviser utilized research services provided by Counterpoint Mutual Funds, LLC and Janus Capital Management, LLC. The Board noted that the Fund outperformed its benchmark, performed in line with the Morningstar category, and slightly underperformed its peer group over the one-year period. They Further noted that the Fund outperformed its benchmark index while it underperformed the peer median group and Morningstar category over the three-year and since inception timeframes. The Board considered the Adviser’s explanation for the Fund’s underperformance that the Adviser had defensively positioned the Fund’s portfolio since inception, which detracted from performance. The Board noted that the Fund was performing as designed and in accordance with its prospectus mandates.

PFG Fidelity Bond. The Board considered the Fund’s strategy and recent performance, noting that the Adviser invested 80% of the Fund’s assets in Fidelity mutual funds and Fidelity ETFs. They further noted that the Fund underperformed its peer group, benchmark index, and Morningstar category over the one-year and since inception periods but acknowledged the short history of the Fund. The Board also acknowledged that the Adviser recently changed the strategy of the Fund from ESG to non-ESG focused. The Board agreed that the Adviser should be afforded additional time to manage the Fund in accordance with its objective.

THE PACIFIC FINANCIAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2024

PFG Janus Balanced. The Board reviewed the Fund’s investment objective and strategy, noting that the Adviser invested more than 80% of the Fund’s assets in mutual funds and ETFs managed by Janus Capital Management, LLC. The Board noted that during the short history of the Fund, it underperformed the peer group, benchmark index, and Morningstar category for the one- year and since inception timeframes. The Board acknowledged that the Adviser had managed the Fund in a manner consistent with its investment objective and should be afforded additional time to manage the Fund in accordance with its objective.

PFG Invesco. The Board reviewed the Fund’s investment objective and strategy, noting that the Adviser invested more than 80% of the Fund’s assets in mutual funds and ETFs managed by Investor Advisers, Inc. The Board noted the that during the short history of the Fund, the Fund has underperformed the peer group, benchmark index, and Morningstar category over the one-year and since inception periods. The Board also acknowledged that the Adviser recently changed the objective of the fund from ESG to non-ESG focused. The Board concluded that the Adviser had managed the Fund in a manner consistent with its investment objective.

Fees and Expenses. The Board noted that the advisory fee for each Fund was 1.25%, which the Adviser had agreed would be further reduced when the aggregate of all PFG Fund assets exceeded $3 billion. The Board further noted that each Fund’s advisory fee was higher than its respective Morningstar category and peer group median and average.

The Board reviewed each Fund’s net expense ratio of 2.05%, noting that the net expense ratio was higher than the peer group and Morningstar category median and average. The Board discussed the Adviser’s 1.99% net operating expense limitations that became effective January 1, 2023, which effectively lowered the advisory fee from 1.25% to 1.19%. The Board considered that a portion of the Adviser’s aggregate compensation was paid out to third-party investment advisers that provided ongoing shareholder services to the shareholders. The Board noted that the risk-based strategies provided shareholders the opportunity to determine their investment plan based on an individual risk profile. The Board discussed the reasonableness of the fees, considered the ancillary benefits of the administrative services fee, and agreed that each advisory fee was not unreasonable given the package of unique services provided to each of the PFG Funds and its respective shareholders.

Profitability. The Board reviewed the profitability analysis provided by the Adviser, which analyzed income and expenses related solely to each Fund’s Advisory Agreement, profits from other services provided to each of the PFG Funds under the administrative services agreement, and on an aggregate basis. The Board noted that with respect to each Fund, the Adviser’s profitability was reasonable in terms of both actual dollars and as percentage of revenue given the level of services provided to the PFG Funds. The Board concluded that the Adviser’s profits on a fund by fund and aggregate basis were not excessive.

Economies of Scale. The Board considered whether the Adviser had achieved economies of scale with respect to the management of the PFG Funds. They acknowledged that PFG does not anticipate any obstacles to growth, from an investment management, compliance, operational, or marketing perspective which was observable with the investments made to enhance the infrastructure of the Adviser’s business. They noted that each of the advisory fees provided breakpoints at a certain aggregate asset level, and that the Adviser would continue to monitor the growth in assets of the PFG Funds and whether the PFG Funds, on an aggregate basis, reached a level where additional concessions should be considered. The Board recognized that PFG had agreed to a reduced advisory fee as of January 1, 2023, which will aid the Board’s analysis for potential breakpoints in the future. After further discussion, the Board concluded that the current breakpoints were reasonable.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of the shareholders of each of the PFG Funds.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the PFG Funds.

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)
April 30, 2024

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	15	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); iDirect Private Markets Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018); Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021); and Caryle Credit Income Fund (since July 2023)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	15	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	15	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	15	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	15	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) commencing August 2022 (President-Elect 2022-2023, President 2023-2024; Past President 2024-2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012).	15	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

4/30/24 – NLFT_v1

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)(Continued)
April 30, 2024

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President, Principal Executive Officer Since June 2017	Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (since 2020); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President, Gemini Fund Services, LLC (2019-2020); President, Gemini Fund Services, LLC (2012-2019); Treasurer of the Trust (2006-June 2017).	N/A	N/A
Timothy Burdick Born in 1986	Vice President Since November 2023	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2023); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022-2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019-2022).	N/A	N/A
James Colantino Born in 1969	Treasurer, Principal Accounting Officer Since June 2017	Senior Vice President Fund Administration, Ultimus Fund Solutions (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Associate Director, Ultimus Fund Solutions (since 2022); Manager of Legal Administration, Ultimus Fund Solutions (2020-2022); Manager of Legal Administration, Gemini Fund Services, LLC (2018-2020); Senior Paralegal, Gemini Fund Services, LLC (2013 - 2018).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President- Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of April 30, 2024, the Trust was comprised of 65 active funds managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-451-TPFG.

4/30/24 – NLFT_v1

PRIVACY NOTICE

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

Social Security number and wire transfer instructions

account transactions and transaction history

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

open an account or deposit money

direct us to buy securities or direct us to sell your securities seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

affiliates from using your information to market to you.

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, LLC
11811 NE First Street, Suite 201
Bellevue, WA 98005

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Pacific Financial-AR-24

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2024 - $180,000

2023 - $180,000

2022 - $180,000

(b)	Audit-Related Fees

2024 - $0

2023 - $0

2022 - $0

(c)	Tax Fees

2024 - $45,000

2023 - $45,000

2022 - $45,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2024 - None

2023 - None

2022 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2024	2023	2022
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2024 - $45,000

2023 - $45,000

2022 - $45,000

(h)	The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 7/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 7/8/24

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 7/8/24